UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

August 31, 2012

MFS® DIVERSIFIED INCOME FUND

DIF-SEM

MFS® DIVERSIFIED INCOME FUND

Note to Shareholders: At a meeting held June 19, 2012, the Board of Trustees of the MFS Diversified Income Fund (the fund) approved investing some of all of the fund’s assets currently invested in high income debt instruments in the MFS High Yield Pooled Portfolio, a mutual fund advised by MFS that normally invests at least 80% of its assets in high income debt instruments (the “High Yield Pooled Portfolio”). The High Yield Pooled Portfolio will not charge a management fee, distribution and/or service fees, or sales charges. The investment in the MFS High Yield Pooled Portfolio is anticipated to occur in early 2013.

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets continue to face a number of major economic and political challenges. While the European debt crisis has deepened and spread, there appears to be scope for improvement given the European Central Bank’s willingness to backstop troubled sovereigns. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year- end. At the same time, global consumer and producer confidence has fallen sharply. And a search for safe havens by nervous investors has driven down yields on highly rated government bonds, including those issued by Germany and the United States, to multi-decade lows.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the

Fed extended its quantitative easing program, leaving little expectation that the bank will add further money to the system. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 1.875%, 2014	3.0%
Simon Property Group, Inc., REIT	2.4%
Public Storage, Inc., REIT	1.5%
U.S. Treasury Notes, 2.125%, 2015	1.3%
Exxon Mobil Corp.	1.3%
Vornado Realty Trust, REIT	1.1%
U.S. Treasury Notes, 0.875%, 2016	1.1%
U.S. Treasury Notes, 1.375%, 2013	1.0%
Boston Properties, Inc., REIT	0.9%
AvalonBay Communities, Inc., REIT	0.9%

Fixed income sectors (i)
High Yield Corporates	18.8%
Emerging Markets Bonds	16.0%
U.S. Treasury Securities	8.7%
Mortgage-Backed Securities	7.5%
High Grade Corporates	1.6%
U.S. Government Agencies	0.8%
Non-U.S. Government Bonds	0.3%
Municipal Bonds	0.2%
Commercial Mortgage-Backed Securities	0.1%
Collateralized Debt Obligations (o)	0.0%
Floating Rate Loans (o)	0.0%

Equity sectors (i)
Financial Services	25.4%
Energy	2.9%
Health Care	2.7%
Utilities & Communications	2.4%
Industrial Goods & Services	1.7%
Technology	1.3%
Consumer Staples	1.2%
Retailing	1.1%
Leisure	0.9%
Basic Materials	0.7%
Autos & Housing	0.3%
Transportation	0.1%

Composition including fixed income credit quality (a)(i)
AAA	0.1%
AA	0.4%
A	1.7%
BBB	10.9%
BB	9.3%
B	11.4%
CCC	3.0%
CC	0.1%
D (o)	0.0%
U.S. Government	8.7%
Federal Agencies	8.3%
Not Rated	0.1%
Non-Fixed Income	40.7%
Cash & Other	5.3%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 8/31/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2012 through August 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/12	Ending Account Value 8/31/12	Expenses Paid During Period (p) 3/01/12-8/31/12
A	Actual	1.06%	$1,000.00	$1,050.76	$5.48
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
C	Actual	1.81%	$1,000.00	$1,047.82	$9.34
	Hypothetical (h)	1.81%	$1,000.00	$1,016.08	$9.20
I	Actual	0.81%	$1,000.00	$1,052.05	$4.19
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
R1	Actual	1.81%	$1,000.00	$1,046.90	$9.34
	Hypothetical (h)	1.81%	$1,000.00	$1,016.08	$9.20
R2	Actual	1.31%	$1,000.00	$1,050.41	$6.77
	Hypothetical (h)	1.31%	$1,000.00	$1,018.60	$6.67
R3	Actual	1.06%	$1,000.00	$1,050.75	$5.48
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
R4	Actual	0.81%	$1,000.00	$1,052.97	$4.19
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
R5	Actual	0.78%	$1,000.00	$1,029.29	$1.32	(i)
	Hypothetical (h)	0.78%	$1,000.00	$1,021.27	$3.97

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 53.3%
Issuer	Shares/Par		Value ($)

Aerospace - 0.7%
Bombardier, Inc., 7.5%, 2018 (n)		$1,355,000	$1,507,438
Bombardier, Inc., 7.75%, 2020 (n)		180,000	202,500
CPI International, Inc., 8%, 2018		915,000	860,100
Embraer Empresa Brasileria de Aeronaves, 5.15%, 2022		2,211,000	2,316,023
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	260,000	259,987
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,185,000	1,282,763
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,315,000	1,400,475

			$7,829,286
Agency - Other - 0.3%
Financing Corp., 9.4%, 2018		$965,000	$1,378,337
Financing Corp., 10.35%, 2018		715,000	1,079,016
Financing Corp., STRIPS, 0%, 2017		860,000	804,871

			$3,262,224
Agricultural Products - 0.0%
Corporacion Azucarera del Peru S.A., 6.375%, 2022 (n)		$137,000	$141,795

Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016		30,000	33,450
Hanesbrands, Inc., 6.375%, 2020		735,000	797,475
Jones Group, Inc., 6.875%, 2019		345,000	341,550
Levi Strauss & Co., 6.875%, 2022		105,000	108,938
Phillips-Van Heusen Corp., 7.375%, 2020		860,000	963,200

			$2,244,613
Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049		$198,555	$49,678
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		100,000	112,737
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		199,556	228,599
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		152,644	149,591
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.175%, 2051		105,201	111,856
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.003%, 2049		124,877	142,067

			$794,528

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 0.9%
Accuride Corp., 9.5%, 2018	$1,140,000	$1,154,250
Allison Transmission, Inc., 7.125%, 2019 (n)	900,000	951,750
Automotores Gildemeister S.A., 8.25%, 2021 (n)	1,225,000	1,323,000
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021	205,000	216,275
Ford Motor Co., 7.45%, 2031	215,000	265,525
Ford Motor Credit Co. LLC, 12%, 2015	1,890,000	2,353,050
Ford Motor Credit Co. LLC, 8.125%, 2020	280,000	346,684
General Motors Financial Co., Inc., 4.75%, 2017 (z)	365,000	367,476
General Motors Financial Co., Inc., 6.75%, 2018	610,000	676,333
Goodyear Tire & Rubber Co., 8.25%, 2020	165,000	180,675
Goodyear Tire & Rubber Co., 7%, 2022	250,000	260,000
Hyundai Capital America, 4%, 2017 (n)	213,000	227,867
Jaguar Land Rover PLC, 8.125%, 2021 (n)	1,415,000	1,503,438
Lear Corp., 8.125%, 2020	733,000	824,625

		$10,650,948
Basic Industry - 0.0%
Trimas Corp., 9.75%, 2017	$348,000	$388,020

Broadcasting - 1.2%
Allbritton Communications Co., 8%, 2018	$320,000	$344,800
AMC Networks, Inc., 7.75%, 2021	274,000	310,305
Clear Channel Communications, Inc., 9%, 2021	436,000	373,870
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	965,000	936,050
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	30,000	28,650
Hughes Network Systems LLC, 7.625%, 2021	460,000	508,300
Inmarsat Finance PLC, 7.375%, 2017 (n)	460,000	500,250
Intelsat Bermuda Ltd., 11.25%, 2017	975,000	1,023,750
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	1,050,000	1,102,500
Intelsat Jackson Holdings Ltd., 11.25%, 2016	684,000	719,910
LBI Media, Inc., 8.5%, 2017 (z)	125,000	28,750
Liberty Media Corp., 8.5%, 2029	445,000	471,700
Liberty Media Corp., 8.25%, 2030	390,000	411,938
Local TV Finance LLC, 9.25%, 2015 (p)(z)	413,826	422,103
Newport Television LLC, 13%, 2017 (n)(p)	787,432	852,395
Nexstar Broadcasting Group, Inc., 8.875%, 2017	185,000	198,875
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	395,000	439,438
Sinclair Broadcast Group, Inc., 8.375%, 2018	30,000	32,813
SIRIUS XM Radio, Inc., 13%, 2013 (n)	150,000	166,688
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	405,000	461,700
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,250,000	1,381,250
SIRIUS XM Radio, Inc., 5.25%, 2022 (z)	110,000	110,000
Townsquare Radio LLC, 9%, 2019 (z)	265,000	280,238

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Univision Communications, Inc., 6.875%, 2019 (n)	$1,055,000	$1,089,288
Univision Communications, Inc., 7.875%, 2020 (n)	190,000	203,775
Univision Communications, Inc., 8.5%, 2021 (n)	840,000	850,500

		$13,249,836
Brokerage & Asset Managers - 0.2%
E*TRADE Financial Corp., 7.875%, 2015	$135,000	$137,363
E*TRADE Financial Corp., 12.5%, 2017	1,700,000	1,940,125

		$2,077,488
Building - 0.9%
Building Materials Holding Corp., 6.875%, 2018 (n)	$420,000	$450,450
Building Materials Holding Corp., 7%, 2020 (n)	460,000	497,950
Building Materials Holding Corp., 6.75%, 2021 (n)	645,000	704,663
CEMEX Finance LLC, 9.5%, 2016 (n)	435,000	443,700
CEMEX S.A.B. de C.V., 9%, 2018 (n)	1,064,000	1,056,020
CEMEX S.A.B. de C.V., FRN, 5.461%, 2015 (n)	1,155,000	1,088,588
HD Supply, Inc., 8.125%, 2019 (n)	315,000	341,775
Masonite International Corp., 8.25%, 2021 (n)	700,000	733,250
Nortek, Inc., 8.5%, 2021	1,045,000	1,110,313
Odebrecht Finance Ltd., 5.125%, 2022 (n)	223,000	230,805
Odebrecht Finance Ltd., 6%, 2023 (n)	1,958,000	2,144,010
Odebrecht Finance Ltd., 7.125%, 2042 (n)	230,000	251,850
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	315,000	337,050
USG Corp., 7.875%, 2020 (n)	310,000	329,763

		$9,720,187
Business Services - 0.4%
Ceridian Corp., 12.25%, 2015 (p)	$360,000	$356,400
Ceridian Corp., 8.875%, 2019 (z)	160,000	171,600
Fidelity National Information Services, Inc., 7.625%, 2017	265,000	291,500
Fidelity National Information Services, Inc., 5%, 2022	245,000	254,800
iGate Corp., 9%, 2016	845,000	914,713
Iron Mountain, Inc., 8.375%, 2021	1,050,000	1,160,250
Legend Acquisition Sub, Inc., 10.75%, 2020 (z)	500,000	493,750
SunGard Data Systems, Inc., 10.25%, 2015	85,000	87,019
SunGard Data Systems, Inc., 7.375%, 2018	190,000	201,875
Tencent Holdings Ltd., 3.375%, 2018 (z)	547,000	548,336

		$4,480,243
Cable TV - 1.0%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$55,000	$58,300
CCH II LLC, 13.5%, 2016	775,000	848,625
CCO Holdings LLC, 7.875%, 2018	1,355,000	1,470,175

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
CCO Holdings LLC, 8.125%, 2020		$915,000	$1,029,375
CCO Holdings LLC, 7.375%, 2020		280,000	310,800
Cequel Communications Holdings, 8.625%, 2017 (n)		400,000	429,500
CSC Holdings LLC, 8.5%, 2014		625,000	686,719
DISH DBS Corp., 6.75%, 2021		525,000	559,125
EchoStar Corp., 7.125%, 2016		930,000	1,023,000
Myriad International Holdings B.V., 6.375%, 2017 (n)		793,000	897,081
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	100,000	130,811
UPC Holding B.V., 9.875%, 2018 (n)		$830,000	931,675
UPCB Finance III Ltd., 6.625%, 2020 (n)		470,000	497,025
Videotron Ltee, 5%, 2022		310,000	328,600
Virgin Media Finance PLC, 9.5%, 2016		166,000	185,505
Virgin Media Finance PLC, 8.375%, 2019		100,000	113,000
Virgin Media Finance PLC, 5.25%, 2022		600,000	628,500
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	440,000	607,392

			$10,735,208
Chemicals - 0.6%
Celanese U.S. Holdings LLC, 6.625%, 2018		$820,000	$904,050
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		710,000	715,325
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		55,000	47,025
Huntsman International LLC, 8.625%, 2021		910,000	1,041,950
INEOS Finance PLC, 8.375%, 2019 (n)		555,000	584,138
INEOS Group Holdings PLC, 8.5%, 2016 (n)		515,000	485,388
LyondellBasell Industries N.V., 5%, 2019		290,000	307,400
LyondellBasell Industries N.V., 6%, 2021		575,000	655,500
Momentive Performance Materials, Inc., 12.5%, 2014		684,000	705,375
Momentive Performance Materials, Inc., 11.5%, 2016		514,000	313,540
Polypore International, Inc., 7.5%, 2017		530,000	569,750
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		859,000	975,405

			$7,304,846
Computer Software - 0.3%
Lawson Software, Inc., 11.5%, 2018 (n)		$820,000	$934,800
Lawson Software, Inc., 9.375%, 2019 (n)		220,000	238,150
Nuance Communications, Inc., 5.375%, 2020 (z)		270,000	276,075
Syniverse Holdings, Inc., 9.125%, 2019		1,030,000	1,112,400
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)		250,000	271,250
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		515,000	607,700

			$3,440,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - 0.3%
Audatex North America, Inc., 6.75%, 2018 (n)	$350,000	$375,375
CDW LLC/CDW Finance Corp., 12.535%, 2017	530,000	568,425
CDW LLC/CDW Finance Corp., 8.5%, 2019	1,270,000	1,390,650
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	685,000	756,925

		$3,091,375
Conglomerates - 0.2%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,090,000	$1,177,200
Dynacast International LLC, 9.25%, 2019	375,000	393,750
Griffon Corp., 7.125%, 2018	1,055,000	1,106,431

		$2,677,381
Construction - 0.0%
Empresas ICA, S.A.B. de C.V., 8.375%, 2017 (n)	$188,000	$192,230

Consumer Products - 0.2%
Easton-Bell Sports, Inc., 9.75%, 2016	$245,000	$267,356
Elizabeth Arden, Inc., 7.375%, 2021	690,000	765,900
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	50,000	52,750
Jarden Corp., 7.5%, 2020	870,000	961,350
Libbey Glass, Inc., 6.875%, 2020 (n)	215,000	229,244
Prestige Brands, Inc., 8.125%, 2020	50,000	55,375

		$2,331,975
Consumer Services - 0.1%
Service Corp. International, 6.75%, 2015	$60,000	$65,550
Service Corp. International, 7%, 2017	1,125,000	1,282,500
Service Corp. International, 7%, 2019	325,000	355,875

		$1,703,925
Containers - 0.4%
Ardagh Packaging Finance PLC, 7.375%, 2017 (z)	$530,000	$567,763
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	950,000	988,000
Ball Corp., 5%, 2022	307,000	322,350
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020 (z)	265,000	276,925
Greif, Inc., 6.75%, 2017	220,000	239,250
Greif, Inc., 7.75%, 2019	220,000	251,900
Reynolds Group, 7.75%, 2016	190,000	198,550
Reynolds Group, 7.125%, 2019	845,000	910,488
Reynolds Group, 9.875%, 2019	695,000	734,963
Reynolds Group, 8.25%, 2021	320,000	314,400

		$4,804,589

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - 0.1%
Ducommun, Inc., 9.75%, 2018	$705,000	$737,606
ManTech International Corp., 7.25%, 2018	380,000	399,000
MOOG, Inc., 7.25%, 2018	500,000	531,250

		$1,667,856
Electrical Equipment - 0.0%
Avaya, Inc., 9.75%, 2015	$330,000	$286,275
Avaya, Inc., 7%, 2019 (n)	170,000	155,550

		$441,825
Electronics - 0.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,485,000	$1,607,513
Nokia Corp., 5.375%, 2019	220,000	186,135
Sensata Technologies B.V., 6.5%, 2019 (n)	750,000	791,250

		$2,584,898
Emerging Market Quasi-Sovereign - 6.1%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (n)	$955,000	$1,098,250
Banco del Estado de Chile, 3.875%, 2022 (n)	190,000	204,654
Banco do Brasil S.A., 3.875%, 2017	1,472,000	1,527,200
Banco do Brasil S.A., 5.875%, 2023 (n)	528,000	558,360
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	1,685,000	1,836,650
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,236,000	1,251,450
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	1,032,000	1,038,450
Banco Nacional de Desenvolvimento Economico e Social, 6.5%, 2019	509,000	620,980
Biz Finance PLC, 8.375%, 2015	1,153,000	1,080,938
BNDES Participacoes S.A., 6.5%, 2019 (n)	248,000	302,560
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	1,531,000	1,718,548
CEZ A.S., 4.25%, 2022 (n)	1,335,000	1,418,678
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	2,245,000	2,410,086
CNOOC Finance (2012) Ltd., 5%, 2042 (n)	202,000	234,673
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	540,000	600,731
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (n)	205,000	266,611
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,575,000	1,767,938
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	2,106,000	2,316,600
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	349,000	372,715
Corporacion Nacional del Cobre de Chile, 4.25%, 2042 (n)	1,234,000	1,245,022
Development Bank of Kazakhstan, 5.5%, 2015 (n)	2,149,000	2,320,920
Dolphin Energy Ltd., 5.5%, 2021 (n)	2,062,000	2,343,463
Ecopetrol S.A., 7.625%, 2019	1,852,000	2,389,080
Empresa Nacional del Petroleo, 4.75%, 2021 (n)	1,290,000	1,392,907
Gaz Capital S.A., 8.125%, 2014 (n)	784,000	864,591
Gaz Capital S.A., 9.25%, 2019	1,434,000	1,862,408

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Gaz Capital S.A., 5.999%, 2021 (n)	$2,212,000	$2,507,988
Gaz Capital S.A., 4.95%, 2022 (n)	627,000	657,598
Georgian Oil & Gas Corp., 6.875%, 2017 (n)	272,000	274,720
JSC Georgian Railway, 7.75%, 2022 (n)	1,203,000	1,323,464
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	2,711,000	3,192,203
Majapahit Holding B.V., 7.75%, 2020	1,351,000	1,658,353
Naftogaz Ukraine, 9.5%, 2014	753,000	748,294
OJSC Russian Agricultural Bank, FRN, 5.298%, 2017 (n)	494,000	518,700
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	991,000	1,005,865
Pemex Project Funding Master Trust, 6.625%, 2035	1,446,000	1,796,655
Pertamina PT, 4.875%, 2022 (n)	2,381,000	2,541,718
Pertamina PT, 6%, 2042 (n)	486,000	524,880
Petrobras International Finance Co., 7.875%, 2019	566,000	701,796
Petrobras International Finance Co., 5.375%, 2021	2,500,000	2,782,075
Petroleos Mexicanos, 5.5%, 2021	2,395,000	2,778,200
Petroleos Mexicanos, 5.5%, 2044 (n)	467,000	509,030
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	932,500	979,125
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	642,000	699,780
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	358,394	390,650
Sberbank of Russia, 6.125%, 2022 (n)	3,590,000	3,926,742
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	1,445,000	1,552,163
Transnet SOC Ltd., 4.5%, 2016 (n)	202,000	216,316
Turkiye Halk Bankasi A.S., 4.875%, 2017 (n)	484,000	496,100
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016 (n)	200,000	212,500
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)	2,725,000	2,980,605
Vnesheconombank, 6.025%, 2022 (n)	294,000	323,782

		$68,343,765
Emerging Market Sovereign - 5.4%
Dominican Republic, 7.5%, 2021 (n)	$1,270,000	$1,444,625
Dominican Republic, 8.625%, 2027	833,000	953,785
Government of Ukraine, 9.25%, 2017 (n)	375,000	379,688
Republic of Argentina, 7%, 2015	2,952,000	2,463,280
Republic of Argentina, 8.75%, 2017	2,327,000	2,152,475
Republic of Argentina, 8.28%, 2033	1,955,595	1,300,471
Republic of Colombia, 6.125%, 2041	562,000	765,725
Republic of Guatemala, 5.75%, 2022 (n)	1,764,000	1,977,444
Republic of Indonesia, 6.875%, 2018	1,100,000	1,328,250
Republic of Indonesia, 4.875%, 2021 (n)	2,623,000	2,927,924
Republic of Latvia, 5.25%, 2017 (n)	1,133,000	1,222,280
Republic of Lithuania, 6.625%, 2022 (n)	1,794,000	2,130,375
Republic of Panama, 8.875%, 2027	427,000	696,437
Republic of Peru, 7.35%, 2025	787,000	1,149,020
Republic of Philippines, 5.5%, 2026	1,293,000	1,590,390

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Philippines, 7.75%, 2031	$389,000	$584,473
Republic of Philippines, 6.375%, 2034	1,396,000	1,893,325
Republic of Romania, 6.75%, 2022 (n)	1,362,000	1,477,770
Republic of Slovakia, 4.375%, 2022 (n)	4,190,000	4,343,186
Republic of South Africa, 5.5%, 2020	1,035,000	1,226,475
Republic of South Africa, 4.665%, 2024	1,655,000	1,859,806
Republic of South Africa, 6.25%, 2041	655,000	880,975
Republic of Sri Lanka, 5.875%, 2022 (n)	214,000	219,885
Republic of Turkey, 5.625%, 2021	1,594,000	1,849,040
Republic of Turkey, 6.25%, 2022	2,021,000	2,445,410
Republic of Turkey, 6%, 2041	350,000	412,125
Republic of Uruguay, 8%, 2022	980,500	1,414,371
Republic of Uruguay, 7.625%, 2036	974,000	1,502,395
Republic of Venezuela, 7.75%, 2019	449,000	379,405
Republic of Venezuela, 12.75%, 2022	2,753,000	2,876,885
Republic of Venezuela, 9.25%, 2027	1,659,000	1,447,478
Republic of Venezuela, 7%, 2038	2,450,000	1,708,875
Republic of Vietnam, 6.875%, 2016	994,000	1,058,610
Russian Federation, 4.5%, 2022 (n)	1,800,000	1,995,750
Russian Federation, 7.5%, 2030	1,312,955	1,637,911
Russian Federation, 5.625%, 2042 (n)	1,200,000	1,417,500
United Mexican States, 5.125%, 2020	1,672,000	1,998,040
United Mexican States, 3.625%, 2022	3,416,000	3,713,192

		$60,825,051
Energy - Independent - 1.8%
ATP Oil & Gas Corp., 11.875%, 2015 (a)	$185,000	$48,100
BreitBurn Energy Partners LP, 8.625%, 2020	230,000	247,250
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	280,000	285,600
Carrizo Oil & Gas, Inc., 8.625%, 2018	305,000	325,588
Chaparral Energy, Inc., 7.625%, 2022 (n)	440,000	465,300
Chesapeake Energy Corp., 6.875%, 2020	575,000	596,563
Concho Resources, Inc., 8.625%, 2017	670,000	738,675
Concho Resources, Inc., 6.5%, 2022	430,000	464,400
Continental Resources, Inc., 8.25%, 2019	1,005,000	1,135,650
Denbury Resources, Inc., 8.25%, 2020	1,330,000	1,509,550
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,235,000	1,377,025
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	1,495,000	1,625,813
EXCO Resources, Inc., 7.5%, 2018	725,000	659,750
Harvest Operations Corp., 6.875%, 2017	920,000	984,400
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	175,000	193,813
Laredo Petroleum, Inc., 9.5%, 2019	325,000	368,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
LINN Energy LLC, 6.5%, 2019 (n)	$145,000	$144,275
LINN Energy LLC, 8.625%, 2020	465,000	502,200
LINN Energy LLC, 7.75%, 2021	385,000	401,363
Newfield Exploration Co., 6.875%, 2020	935,000	1,021,488
OGX Austria GmbH, 8.375%, 2022 (n)	227,000	192,950
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	913,000	810,288
Plains Exploration & Production Co., 8.625%, 2019	1,100,000	1,245,750
QEP Resources, Inc., 6.875%, 2021	1,090,000	1,231,700
Range Resources Corp., 8%, 2019	420,000	464,100
Range Resources Corp., 5%, 2022	225,000	234,281
Samson Investment Co., 9.75%, 2020 (z)	225,000	231,750
SandRidge Energy, Inc., 8%, 2018 (n)	1,320,000	1,376,100
SM Energy Co., 6.5%, 2021	830,000	867,350
Whiting Petroleum Corp., 6.5%, 2018	440,000	473,550

		$20,223,497
Energy - Integrated - 0.3%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$2,849,000	$3,304,840

Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$730,000	$726,350

Entertainment - 0.2%
AMC Entertainment, Inc., 8.75%, 2019	$405,000	$443,475
AMC Entertainment, Inc., 9.75%, 2020	870,000	961,350
Cedar Fair LP, 9.125%, 2018	370,000	419,950
Cinemark USA, Inc., 8.625%, 2019	555,000	621,600

		$2,446,375
Financial Institutions - 1.3%
Ally Financial, Inc., 5.5%, 2017	$1,980,000	$2,059,414
CIT Group, Inc., 5.25%, 2014 (n)	1,340,000	1,391,925
CIT Group, Inc., 7%, 2017 (n)	502,923	503,426
CIT Group, Inc., 5.25%, 2018	665,000	693,263
CIT Group, Inc., 6.625%, 2018 (n)	1,124,000	1,220,945
CIT Group, Inc., 5.5%, 2019 (n)	625,000	651,563
Credit Acceptance Corp., 9.125%, 2017	595,000	654,500
GMAC, Inc., 8%, 2031	90,000	106,425
Icahn Enterprises LP, 8%, 2018 (z)	108,000	115,020
Icahn Enterprises LP, 8%, 2018	783,000	833,895
International Lease Finance Corp., 4.875%, 2015	255,000	261,694
International Lease Finance Corp., 8.625%, 2015	270,000	302,738
International Lease Finance Corp., 7.125%, 2018 (n)	637,000	732,550
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	910,000	994,175

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		$400,000	$440,000
PHH Corp., 9.25%, 2016		900,000	992,250
PHH Corp., 7.375%, 2019		110,000	113,575
SLM Corp., 8.45%, 2018		395,000	456,225
SLM Corp., 8%, 2020		1,750,000	1,981,875
SLM Corp., 7.25%, 2022		120,000	129,600

			$14,635,058
Food & Beverages - 0.8%
ARAMARK Corp., 8.5%, 2015		$160,000	$164,002
B&G Foods, Inc., 7.625%, 2018		1,005,000	1,089,797
BRF - Brasil Foods S.A., 5.875%, 2022 (n)		1,175,000	1,236,688
Corporacion Jose R Lindey S.A., 6.75%, 2021 (n)		630,000	702,450
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		1,185,000	1,279,856
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		320,000	305,600
Pinnacle Foods Finance LLC, 9.25%, 2015		231,000	237,064
Pinnacle Foods Finance LLC, 8.25%, 2017		585,000	620,100
Sigma Alimentos S.A., 5.625%, 2018 (n)		2,360,000	2,601,900
TreeHouse Foods, Inc., 7.75%, 2018		485,000	528,650

			$8,766,107
Forest & Paper Products - 0.3%
Boise, Inc., 8%, 2020		$735,000	$812,175
Georgia-Pacific Corp., 8%, 2024		88,000	120,242
Graphic Packaging Holding Co., 7.875%, 2018		630,000	702,450
Inversiones CMPC S.A., 4.75%, 2018 (n)		525,000	561,999
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		225,000	235,125
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	225,000	309,890
Tembec Industries, Inc., 11.25%, 2018		$250,000	260,000
Tembec Industries, Inc., 11.25%, 2018 (n)		90,000	93,600

			$3,095,481
Gaming & Lodging - 0.9%
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		$235,000	$231,769
Choice Hotels International, Inc., 5.75%, 2022		105,000	112,613
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		505,000	316
GWR Operating Partnership LLP, 10.875%, 2017		145,000	163,488
Harrah’s Operating Co., Inc., 11.25%, 2017		1,775,000	1,912,563
Host Hotels & Resorts, Inc., 5.25%, 2022 (n)		345,000	368,719
Isle of Capri Casinos, Inc., 8.875%, 2020 (z)		585,000	601,088
MGM Mirage, 10.375%, 2014		35,000	39,725
MGM Mirage, 6.625%, 2015		585,000	609,863
MGM Mirage, 7.5%, 2016		90,000	93,938
MGM Resorts International, 11.375%, 2018		650,000	749,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
MGM Resorts International, 9%, 2020	$840,000	$937,650
Penn National Gaming, Inc., 8.75%, 2019	1,053,000	1,175,411
Pinnacle Entertainment, Inc., 8.75%, 2020	295,000	323,763
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)	105,000	111,300
Seven Seas Cruises S. DE R.L., 9.125%, 2019	930,000	967,200
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	315,000	372,100
Wyndham Worldwide Corp., 7.375%, 2020	320,000	384,182
Wynn Las Vegas LLC, 7.75%, 2020	565,000	631,388

		$9,786,201
Industrial - 0.2%
Altra Holdings, Inc., 8.125%, 2016	$205,000	$219,863
Dematic S.A., 8.75%, 2016 (z)	855,000	910,575
Hyva Global B.V., 8.625%, 2016 (n)	400,000	344,000
Mueller Water Products, Inc., 8.75%, 2020	237,000	264,255
Rexel S.A., 6.125%, 2019 (n)	420,000	430,500
SPL Logistics Escrow, LLC, 8.875%, 2020 (z)	325,000	334,750

		$2,503,943
Insurance - 0.4%
American International Group, Inc., 8.25%, 2018	$485,000	$611,883
American International Group, Inc., 8.175% to 2038, FRN to 2068	2,550,000	3,044,063
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	300,000	382,500

		$4,038,446
Insurance - Health - 0.0%
AMERIGROUP Corp., 7.5%, 2019	$425,000	$495,125

Insurance - Property & Casualty - 0.2%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$700,000	$978,250
XL Group PLC, 6.5% to 2017, FRN to 2049	1,105,000	1,006,931

		$1,985,181
International Market Quasi-Sovereign - 0.0%
Israel Electric Corp. Ltd., 6.7%, 2017 (n)	$402,000	$430,643

International Market Sovereign - 0.2%
Republic of Iceland, 4.875%, 2016 (n)	1,933,000	2,015,153
Republic of Iceland, 5.875%, 2022 (n)	483,000	511,980

		$2,527,133

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 0.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$115,000	$138,940
Port Authority NY & NJ (168th Series), 4.926%, 2051	395,000	462,403
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	15,000	18,625
State of California (Build America Bonds), 7.625%, 2040	65,000	87,428
University of California Rev. (Build America Bonds), 5.77%, 2043	60,000	75,721

		$783,117
Machinery & Tools - 0.4%
Ashtead Capital, Inc., 6.5%, 2022 (z)	$210,000	$218,400
Case Corp., 7.25%, 2016	335,000	376,875
Case New Holland, Inc., 7.875%, 2017	1,200,000	1,410,000
CNH Capital LLC, 6.25%, 2016 (n)	140,000	151,900
H&E Equipment Services LLC, 7%, 2022 (z)	275,000	285,313
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)	455,000	477,750
RSC Equipment Rental, Inc., 8.25%, 2021	830,000	908,850
UR Financing Escrow Corp., 5.75%, 2018 (n)	265,000	280,238
UR Financing Escrow Corp., 7.625%, 2022 (n)	767,000	828,360

		$4,937,686
Major Banks - 0.2%
Bank of America Corp., 5.65%, 2018	$530,000	$592,103
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	654,000	671,620
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,080,000	1,015,200
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	100,000	84,000

		$2,362,923
Medical & Health Technology & Services - 1.2%
Biomet, Inc., 10%, 2017	$185,000	$195,753
Biomet, Inc., 11.625%, 2017	695,000	742,781
Biomet, Inc., 6.5%, 2020 (z)	160,000	166,000
Davita, Inc., 6.375%, 2018	1,500,000	1,601,250
Davita, Inc., 6.625%, 2020	455,000	485,713
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	175,000	201,469
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	615,000	657,281
HCA, Inc., 8.5%, 2019	2,125,000	2,395,938
HCA, Inc., 7.5%, 2022	990,000	1,101,375
HCA, Inc., 5.875%, 2022	250,000	265,938
HealthSouth Corp., 8.125%, 2020	1,115,000	1,225,106
Hologic, Inc., 6.25%, 2020 (z)	105,000	111,169
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	660,000	629,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Physio-Control International, Inc., 9.875%, 2019 (z)	$330,000	$356,400
Select Medical Corp., 7.625%, 2015	89,000	90,168
Teleflex, Inc., 6.875%, 2019	365,000	390,550
Tenet Healthcare Corp., 9.25%, 2015	480,000	536,400
Truven Health Analytics, Inc., 10.625%, 2020 (z)	275,000	293,563
Universal Health Services, Inc., 7%, 2018	1,030,000	1,112,400
Universal Hospital Services, Inc., 7.625%, 2020 (z)	560,000	589,400
Universal Hospital Services, Inc., FRN, 4.111%, 2015	65,000	64,106
Vanguard Health Systems, Inc., 8%, 2018	290,000	304,500

		$13,516,735
Metals & Mining - 1.0%
AngloGold Ashanti Holdings Finance PLC, 5.375%, 2020	$520,000	$550,319
AngloGold Ashanti Holdings PLC, 5.125%, 2022	830,000	848,264
Arch Coal, Inc., 7.25%, 2020	550,000	497,750
Cloud Peak Energy, Inc., 8.25%, 2017	950,000	1,030,750
Cloud Peak Energy, Inc., 8.5%, 2019	905,000	1,004,550
Consol Energy, Inc., 8%, 2017	415,000	447,163
Consol Energy, Inc., 8.25%, 2020	70,000	75,425
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	280,000	278,600
Peabody Energy Corp., 6%, 2018 (n)	230,000	235,175
Peabody Energy Corp., 6.25%, 2021 (n)	230,000	234,025
Southern Copper Corp., 6.75%, 2040	1,656,000	1,925,300
Vale Overseas Ltd., 5.625%, 2019	1,134,000	1,261,128
Vale Overseas Ltd., 4.375%, 2022	2,046,000	2,096,902
Vale Overseas Ltd., 6.875%, 2039	273,000	323,555

		$10,808,906
Mortgage-Backed - 7.5%
Fannie Mae, 4.325%, 2013	$138,659	$139,849
Fannie Mae, 4.374%, 2013	89,681	91,010
Fannie Mae, 4.518%, 2013	85,144	85,420
Fannie Mae, 5.155%, 2013	42,170	43,348
Fannie Mae, 5.37%, 2013	63,328	63,301
Fannie Mae, 4.561%, 2014	66,083	69,135
Fannie Mae, 4.607%, 2014	112,324	116,860
Fannie Mae, 4.791%, 2014	152,927	158,042
Fannie Mae, 4.88%, 2014	95,537	101,650
Fannie Mae, 4.935%, 2014	154,706	160,354
Fannie Mae, 5.1%, 2014 - 2019	330,422	361,147
Fannie Mae, 4.56%, 2015	70,431	75,315
Fannie Mae, 4.564%, 2015	257,085	270,795
Fannie Mae, 4.6%, 2015 - 2019	155,587	178,476
Fannie Mae, 4.7%, 2015	139,059	150,571
Fannie Mae, 4.78%, 2015	78,875	85,596

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.79%, 2015	$119,750	$130,156
Fannie Mae, 4.81%, 2015	177,820	193,055
Fannie Mae, 4.815%, 2015	106,603	115,241
Fannie Mae, 4.85%, 2015	171,617	184,345
Fannie Mae, 4.856%, 2015	62,170	67,380
Fannie Mae, 4.86%, 2015	151,154	161,905
Fannie Mae, 4.907%, 2015	195,116	212,962
Fannie Mae, 5.034%, 2015	123,962	137,063
Fannie Mae, 5.275%, 2015	126,325	137,691
Fannie Mae, 5.465%, 2015	471,549	522,434
Fannie Mae, 5.5%, 2015 - 2040	9,400,399	10,335,925
Fannie Mae, 5.09%, 2016	63,401	69,905
Fannie Mae, 5.152%, 2016	298,088	334,956
Fannie Mae, 5.272%, 2016	311,852	350,542
Fannie Mae, 5.35%, 2016	98,741	110,924
Fannie Mae, 5.395%, 2016	104,769	117,689
Fannie Mae, 5.423%, 2016	119,326	135,057
Fannie Mae, 5.45%, 2016	110,000	125,532
Fannie Mae, 5.724%, 2016	227,169	259,509
Fannie Mae, 5.845%, 2016	37,636	40,813
Fannie Mae, 5.93%, 2016	110,862	124,881
Fannie Mae, 1.9%, 2017	199,370	204,875
Fannie Mae, 2.71%, 2017	57,181	61,096
Fannie Mae, 3.308%, 2017	441,114	482,053
Fannie Mae, 5.05%, 2017 - 2019	120,645	136,029
Fannie Mae, 5.478%, 2017	197,767	228,012
Fannie Mae, 5.506%, 2017	66,306	75,086
Fannie Mae, 6%, 2017 - 2038	2,129,109	2,364,015
Fannie Mae, 6.5%, 2017 - 2037	596,144	679,812
Fannie Mae, 2.578%, 2018	900,000	956,156
Fannie Mae, 3.8%, 2018	90,146	100,281
Fannie Mae, 3.849%, 2018	296,348	332,270
Fannie Mae, 3.91%, 2018	117,745	131,378
Fannie Mae, 3.99%, 2018	150,000	168,894
Fannie Mae, 4%, 2018	117,903	132,385
Fannie Mae, 4.19%, 2018	108,154	122,251
Fannie Mae, 5.16%, 2018	214,652	239,205
Fannie Mae, 5.34%, 2018	374,858	434,904
Fannie Mae, 4.45%, 2019	90,779	104,614
Fannie Mae, 4.5%, 2019 - 2041	2,100,319	2,293,729
Fannie Mae, 4.67%, 2019	28,000	32,558
Fannie Mae, 4.83%, 2019	72,193	83,903
Fannie Mae, 4.876%, 2019	113,361	132,116

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5%, 2019 - 2041	$5,164,875	$5,672,940
Fannie Mae, 5.08%, 2019	23,947	27,596
Fannie Mae, 5.51%, 2019	115,439	134,025
Fannie Mae, 3.87%, 2020	70,936	80,124
Fannie Mae, 4.14%, 2020	42,869	49,011
Fannie Mae, 5.19%, 2020	109,841	127,189
Fannie Mae, 4.5%, 2025	113,513	122,607
Fannie Mae, 3%, 2027	794,322	839,408
Fannie Mae, 3.5%, 2042	744,792	794,676
Fannie Mae, TBA, 3%, 2027 - 2042	4,350,000	4,543,071
Fannie Mae, TBA, 3.5%, 2042	4,250,000	4,500,195
Fannie Mae, TBA, 4%, 2042	1,874,000	2,003,130
Freddie Mac, 1.655%, 2016	602,929	622,451
Freddie Mac, 3.882%, 2017	555,000	624,677
Freddie Mac, 6%, 2017 - 2038	1,107,725	1,233,404
Freddie Mac, 2.303%, 2018	915,000	962,472
Freddie Mac, 2.323%, 2018	1,138,000	1,196,641
Freddie Mac, 2.412%, 2018 (n)	1,000,000	1,058,736
Freddie Mac, 2.699%, 2018	1,200,000	1,288,622
Freddie Mac, 3.154%, 2018	478,000	522,304
Freddie Mac, 5%, 2018 - 2040	887,891	965,371
Freddie Mac, 2.13%, 2019	1,100,000	1,144,917
Freddie Mac, 4.186%, 2019	146,000	167,053
Freddie Mac, 5.085%, 2019	162,000	191,504
Freddie Mac, 2.757%, 2020	282,875	301,951
Freddie Mac, 3.32%, 2020	257,498	280,774
Freddie Mac, 4.224%, 2020	99,963	115,703
Freddie Mac, 4.251%, 2020	230,000	265,488
Freddie Mac, 4.5%, 2024 - 2041	1,370,108	1,476,284
Freddie Mac, 5.5%, 2024 - 2038	1,259,601	1,390,046
Freddie Mac, 4%, 2025	290,899	310,019
Freddie Mac, 6.5%, 2037 - 2038	184,541	208,077
Freddie Mac, 3.5%, 2041 - 2042	1,106,565	1,180,527
Freddie Mac, TBA, 2.5%, 2027	2,550,000	2,640,047
Freddie Mac, TBA, 3%, 2027 - 2042	5,510,000	5,753,960
Freddie Mac, TBA, 3.5%, 2042	3,190,000	3,374,920
Ginnie Mae, 4.5%, 2033 - 2041	2,446,400	2,713,485
Ginnie Mae, 5.5%, 2033 - 2042	1,055,591	1,184,233
Ginnie Mae, 4%, 2039 - 2040	426,254	468,658
Ginnie Mae, 3.5%, 2041 - 2042	792,936	860,798
Ginnie Mae, 5.612%, 2058	272,611	289,708
Ginnie Mae, 6.357%, 2058	194,468	208,445
Ginnie Mae, TBA, 3%, 2042	2,300,000	2,405,656

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, TBA, 3.5%, 2042	$4,500,000	$4,864,219

		$84,679,578
Municipals - 0.2%
Florida Department of Transportation, (Right of Way), “A”, 5%, 2021	$240,000	$301,253
Garland, TX, Independent School District, N, 5%, 2022	475,000	589,760
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 5%, 2022	460,000	589,076
Omaha, NE, General Obligation, (Omaha Convention Center/Arena Project), 5.25%, 2022	315,000	408,851
Seattle, WA, General Obligation, 5%, 2021	265,000	336,081

		$2,225,021
Natural Gas - Distribution - 0.1%
AmeriGas Finance LLC, 6.75%, 2020	$685,000	$729,525
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	570,000	558,600

		$1,288,125
Natural Gas - Pipeline - 0.6%
Atlas Pipeline Partners LP, 8.75%, 2018	$740,000	$793,650
Crosstex Energy, Inc., 8.875%, 2018	1,000,000	1,067,500
El Paso Corp., 7%, 2017	545,000	623,378
El Paso Corp., 7.75%, 2032	1,370,000	1,612,986
Energy Transfer Equity LP, 7.5%, 2020	1,090,000	1,253,500
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	537,000	601,440
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	71,000	79,520
MarkWest Energy Partners LP, 5.5%, 2023	465,000	475,463
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	267,000	254,985

		$6,762,422
Network & Telecom - 0.3%
Centurylink, Inc., 7.65%, 2042	$310,000	$323,179
Cincinnati Bell, Inc., 8.25%, 2017	260,000	278,200
Citizens Communications Co., 9%, 2031	260,000	273,000
Eileme 2 AB, 11.625%, 2020 (n)	400,000	438,000
Frontier Communications Corp., 8.125%, 2018	795,000	884,438
Qwest Communications International, Inc., 7.125%, 2018 (n)	780,000	829,530
Windstream Corp., 8.125%, 2018	150,000	159,750
Windstream Corp., 7.75%, 2020	680,000	714,000

		$3,900,097

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oil Services - 0.3%
Afren PLC, 11.5%, 2016 (n)		$200,000	$224,000
Afren PLC, 10.25%, 2019 (n)		216,000	237,600
Chesapeake Energy Corp., 6.625%, 2019 (n)		175,000	168,000
Dresser-Rand Group, Inc., 6.5%, 2021		215,000	225,750
Edgen Murray Corp., 12.25%, 2015		885,000	940,313
Pioneer Energy Services Corp., 9.875%, 2018		595,000	644,088
Unit Corp., 6.625%, 2021 (z)		400,000	406,000
Unit Corp., 6.625%, 2021		320,000	324,800

			$3,170,551
Other Banks & Diversified Financials - 1.2%
Ajecorp B.V., 6.5%, 2022 (n)		$200,000	$209,000
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		432,000	464,400
Banco PanAmericano S.A., 8.5%, 2020 (n)		617,000	697,210
Bancolombia S.A., 5.95%, 2021		1,374,000	1,514,835
BBVA Banco Continental S.A., 5%, 2022 (z)		398,000	408,945
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		1,770,000	1,871,775
BBVA Bancomer S.A. Texas, 6.75%, 2022 (n)		416,000	447,200
BBVA Continental, 5.75%, 2017 (n)		500,000	540,000
Capital One Financial Corp., 10.25%, 2039		1,890,000	1,946,700
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		130,000	139,914
Itau Unibanco Holding S.A., 5.5%, 2022 (n)		2,424,000	2,468,844
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		680,000	657,856
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,324,000	1,357,100
UBS AG, 7.625%, 2022		310,000	312,403

			$13,036,182
Pharmaceuticals - 0.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	325,000	$456,817
Endo Health Solutions, Inc., 7%, 2019		$420,000	453,600
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		655,000	691,025
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		410,000	424,350

			$2,025,792
Pollution Control - 0.0%
Heckmann Corp., 9.875%, 2018		$380,000	$359,100

Printing & Publishing - 0.1%
American Media, Inc., 13.5%, 2018 (z)		$26,083	$24,714
Nielsen Finance LLC, 11.5%, 2016		204,000	228,480
Nielsen Finance LLC, 7.75%, 2018		385,000	433,125

			$686,319

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.0%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$145,000	$162,400

Real Estate - 0.2%
CB Richard Ellis Group, Inc., 11.625%, 2017	$235,000	$264,375
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	140,000	130,375
Entertainment Properties Trust, REIT, 7.75%, 2020	715,000	796,578
Kennedy Wilson, Inc., 8.75%, 2019	210,000	223,125
MPT Operating Partnership LP, REIT, 6.875%, 2021	940,000	1,022,250

		$2,436,703
Retailers - 0.6%
Academy Ltd., 9.25%, 2019 (n)	$330,000	$361,350
Burlington Coat Factory Warehouse Corp., 10%, 2019	575,000	619,563
J. Crew Group, Inc., 8.125%, 2019	385,000	402,806
Limited Brands, Inc., 6.9%, 2017	1,110,000	1,262,625
Limited Brands, Inc., 6.95%, 2033	60,000	59,700
Neiman Marcus Group, Inc., 10.375%, 2015	630,000	646,544
Pantry, Inc., 8.375%, 2020 (z)	275,000	284,281
QVC, Inc., 7.375%, 2020 (n)	680,000	757,704
Rite Aid Corp., 9.25%, 2020	445,000	457,238
Sally Beauty Holdings, Inc., 6.875%, 2019	225,000	251,438
Toys “R” Us Property Co. II LLC, 8.5%, 2017	625,000	676,563
Toys “R” Us, Inc., 10.75%, 2017	580,000	639,450
Yankee Acquisition Corp., 8.5%, 2015	3,000	3,049
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	470,000	489,388

		$6,911,699
Specialty Chemicals - 0.0%
Koppers, Inc., 7.875%, 2019	$180,000	$196,650

Specialty Stores - 0.1%
Gymboree Corp., 9.125%, 2018	$105,000	$99,750
Michaels Stores, Inc., 11.375%, 2016	125,000	131,408
Michaels Stores, Inc., 7.75%, 2018	675,000	718,875

		$950,033
Steel - 0.1%
Evraz Group S.A., 7.4%, 2017 (n)	$1,341,000	$1,356,086

Supermarkets - 0.0%
SUPERVALU, Inc., 7.5%, 2014	$525,000	$504,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 1.3%
America Movil S.A.B. de C.V., 5%, 2020	$877,000	$1,019,277
America Movil S.A.B. de C.V., 3.125%, 2022	2,248,000	2,304,276
Clearwire Corp., 12%, 2015 (n)	365,000	361,350
Cricket Communications, Inc., 7.75%, 2016	500,000	527,500
Cricket Communications, Inc., 7.75%, 2020	665,000	645,050
Crown Castle International Corp., 9%, 2015	170,000	183,813
Crown Castle International Corp., 7.125%, 2019	1,235,000	1,343,063
Digicel Group Ltd., 8.25%, 2017 (n)	856,000	907,360
Digicel Group Ltd., 10.5%, 2018 (n)	895,000	966,600
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	1,499,000	1,596,435
MetroPCS Wireless, Inc., 7.875%, 2018	215,000	231,125
Sprint Capital Corp., 6.875%, 2028	325,000	294,125
Sprint Nextel Corp., 6%, 2016	780,000	795,600
Sprint Nextel Corp., 8.375%, 2017	870,000	957,000
Sprint Nextel Corp., 9%, 2018 (n)	235,000	277,300
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,250,000	1,143,750
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	700,000	644,000

		$14,197,624
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$105,000	$114,188
Level 3 Financing, Inc., 9.375%, 2019	420,000	459,900
Level 3 Financing, Inc., 8.625%, 2020	550,000	588,500
Oi S.A., 5.75%, 2022 (n)	676,000	702,229

		$1,864,817
Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$623,000	$576,275

Transportation - Services - 0.6%
ACL I Corp., 10.625%, 2016 (p)	$405,302	$385,387
Aguila American Resources Ltd., 7.875%, 2018 (n)	845,000	890,419
Avis Budget Car Rental LLC, 8.25%, 2019	280,000	302,400
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	125,000	135,000
Avis Budget Car Rental LLC, 9.75%, 2020	185,000	208,356
CEVA Group PLC, 8.375%, 2017 (n)	1,445,000	1,405,263
Commercial Barge Line Co., 12.5%, 2017	820,000	918,400
Navios Maritime Acquisition Corp., 8.625%, 2017	555,000	520,313
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	25,000	25,219
Navios Maritime Holdings, Inc., 8.875%, 2017	610,000	621,438
Swift Services Holdings, Inc., 10%, 2018	1,040,000	1,141,400

		$6,553,595

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 0.5%
Aid-Egypt, 4.45%, 2015	$170,000	$190,426
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	25,000	24,995
Freddie Mac, 2.375%, 2022	4,680,000	4,918,193
Small Business Administration, 6.34%, 2021	138,069	154,234
Small Business Administration, 6.07%, 2022	146,978	163,587
Small Business Administration, 5.16%, 2028	211,376	241,506

		$5,692,941
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds, 9.25%, 2016	$47,000	$61,306
U.S. Treasury Bonds, 6.375%, 2027	106,000	164,929
U.S. Treasury Bonds, 5.25%, 2029	546,000	778,391
U.S. Treasury Bonds, 4.5%, 2036	70,000	95,517
U.S. Treasury Bonds, 4.375%, 2038	638,000	860,802
U.S. Treasury Bonds, 4.5%, 2039	5,872,000	8,107,946
U.S. Treasury Notes, 1.375%, 2012	750,000	751,025
U.S. Treasury Notes, 1.375%, 2013	11,536,000	11,609,900
U.S. Treasury Notes, 3.125%, 2013	305,000	314,543
U.S. Treasury Notes, 4%, 2014	18,000	18,984
U.S. Treasury Notes, 1.875%, 2014	32,644,000	33,447,336
U.S. Treasury Notes, 1.875%, 2014	417,000	428,370
U.S. Treasury Notes, 4%, 2015	1,397,000	1,524,149
U.S. Treasury Notes, 2.125%, 2015	14,254,000	14,971,107
U.S. Treasury Notes, 0.875%, 2016	11,711,000	11,902,217
U.S. Treasury Notes, 2.625%, 2018	955,000	1,055,052
U.S. Treasury Notes, 2.75%, 2019	1,590,000	1,775,831
U.S. Treasury Notes, 3.125%, 2019	454,000	518,979
U.S. Treasury Notes, 3.5%, 2020	5,671,000	6,664,752
U.S. Treasury Notes, 3.125%, 2021	672,000	771,908
U.S. Treasury Notes, 1.75%, 2022	1,663,000	1,696,779

		$97,519,823
Utilities - Electric Power - 1.1%
AES Corp., 8%, 2017	$760,000	$887,300
Atlantic Power Corp., 9%, 2018	300,000	313,500
Calpine Corp., 8%, 2016 (n)	675,000	729,844
Calpine Corp., 7.875%, 2020 (n)	1,025,000	1,153,125
Covanta Holding Corp., 7.25%, 2020	705,000	786,848
Covanta Holding Corp., 6.375%, 2022	165,000	180,406
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	340,000	387,600
Edison Mission Energy, 7%, 2017	375,000	196,875
EDP Finance B.V., 6%, 2018 (n)	865,000	821,404
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	200,000	216,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Energy Future Holdings Corp., 10%, 2020	$725,000	$799,313
Energy Future Holdings Corp., 10%, 2020	2,125,000	2,385,313
Energy Future Holdings Corp., 11.75%, 2022 (n)	480,000	511,200
GenOn Energy, Inc., 9.5%, 2018	295,000	325,238
GenOn Energy, Inc., 9.875%, 2020	625,000	685,156
NRG Energy, Inc., 7.375%, 2017	150,000	156,000
NRG Energy, Inc., 8.25%, 2020	1,160,000	1,249,900
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	195,000	156,975

		$11,941,997
Total Bonds (Identified Cost, $576,470,052)		$601,356,044

Common Stocks - 40.6%
Aerospace - 0.5%
Lockheed Martin Corp.	36,449	$3,321,962
Northrop Grumman Corp.	38,954	2,605,633

		$5,927,595
Automotive - 0.2%
Accuride Corp. (a)	5,511	$27,665
Delphi Automotive PLC (a)	52,050	1,576,595
Johnson Controls, Inc.	42,280	1,150,439

		$2,754,699
Broadcasting - 0.1%
CBS Corp., “B”	31,760	$1,154,158
New Young Broadcasting Holding Co., Inc. (a)	21	60,900

		$1,215,058
Brokerage & Asset Managers - 0.2%
BlackRock, Inc.	7,687	$1,355,756
CME Group, Inc.	14,220	780,678

		$2,136,434
Cable TV - 0.4%
Comcast Corp., “A”	33,912	$1,137,069
Time Warner Cable, Inc.	32,662	2,901,039

		$4,038,108
Chemicals - 0.3%
CF Industries Holdings, Inc.	6,610	$1,368,336
Huntsman Corp.	174,870	2,514,631

		$3,882,967

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 0.2%
Microsoft Corp.	87,220	$2,688,120

Computer Software - Systems - 0.5%
Hewlett-Packard Co.	190,870	$3,221,886
Seagate Technology PLC	65,476	2,095,887

		$5,317,773
Construction - 0.1%
Stanley Black & Decker, Inc.	16,820	$1,106,420

Consumer Products - 0.3%
Kimberly-Clark Corp.	13,670	$1,142,812
Newell Rubbermaid, Inc.	55,961	1,003,381
Procter & Gamble Co.	9,980	670,556

		$2,816,749
Electrical Equipment - 0.7%
General Electric Co.	234,920	$4,865,193
Tyco International Ltd.	52,870	2,980,811

		$7,846,004
Electronics - 0.5%
Intel Corp.	94,076	$2,335,907
KLA-Tencor Corp.	48,830	2,505,467
Microchip Technology, Inc.	18,770	652,258

		$5,493,632
Energy - Independent - 0.7%
Energy XXI (Bermuda) Ltd.	25,742	$846,654
HollyFrontier Corp.	27,970	1,126,911
Marathon Oil Corp.	53,732	1,494,824
Marathon Petroleum Corp.	59,500	3,079,125
WPX Energy, Inc. (a)	61,841	964,720

		$7,512,234
Energy - Integrated - 2.2%
Chevron Corp.	90,170	$10,113,467
Exxon Mobil Corp.	172,334	15,044,758

		$25,158,225
Entertainment - 0.1%
Regal Entertainment Group, “A” (l)	113,840	$1,582,376

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 0.5%
Bunge Ltd.	42,930	$2,732,495
Coca-Cola Enterprises, Inc.	70,100	2,070,053
General Mills, Inc.	26,453	1,040,396

		$5,842,944
Food & Drug Stores - 0.4%
CVS Caremark Corp.	50,750	$2,311,663
Kroger Co.	75,100	1,673,228

		$3,984,891
Forest & Paper Products - 0.2%
Domtar Corp.	15,110	$1,094,568
International Paper Co.	42,208	1,458,708

		$2,553,276
General Merchandise - 0.3%
Macy’s, Inc.	87,945	$3,545,063

Health Maintenance Organizations - 0.4%
Aetna, Inc.	80,396	$3,088,010
Humana, Inc.	12,895	903,682

		$3,991,692
Insurance - 2.0%
ACE Ltd.	27,783	$2,048,441
Aflac, Inc.	76,747	3,544,176
Allied World Assurance Co.	28,289	2,221,535
Chubb Corp.	17,280	1,276,819
Everest Re Group Ltd.	33,190	3,440,475
Hartford Financial Services Group, Inc.	83,890	1,504,148
MetLife, Inc.	22,795	777,993
Principal Financial Group, Inc.	42,140	1,156,322
Prudential Financial, Inc.	66,788	3,640,614
Travelers Cos., Inc.	36,490	2,362,363

		$21,972,886
Leisure & Toys - 0.3%
Activision Blizzard, Inc.	77,840	$915,398
Mattel, Inc.	72,760	2,556,786

		$3,472,184
Machinery & Tools - 0.5%
Cummins, Inc.	15,730	$1,527,540
Eaton Corp.	91,760	4,103,507

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Pitney Bowes, Inc.	31,840	$425,382

		$6,056,429
Major Banks - 1.9%
Bank of America Corp.	161,306	$1,288,835
Bank of New York Mellon Corp.	96,990	2,186,155
Goldman Sachs Group, Inc.	16,160	1,708,435
JPMorgan Chase & Co.	210,762	7,827,701
KeyCorp	268,618	2,264,450
PNC Financial Services Group, Inc.	63,305	3,935,039
Wells Fargo & Co.	75,270	2,561,438

		$21,772,053
Medical & Health Technology & Services - 0.3%
HCA Holdings, Inc.	125,800	$3,591,590

Medical Equipment - 0.1%
Medtronic, Inc.	24,964	$1,015,036

Metals & Mining - 0.2%
Cliffs Natural Resources, Inc.	74,910	$2,684,774

Natural Gas - Distribution - 0.2%
NiSource, Inc.	97,091	$2,363,195

Natural Gas - Pipeline - 0.3%
Williams Cos., Inc.	90,463	$2,919,241

Other Banks & Diversified Financials - 0.9%
American Express Co.	21,059	$1,227,740
Capital One Financial Corp.	27,832	1,573,343
Citigroup, Inc.	88,731	2,636,198
Discover Financial Services	112,740	4,366,420

		$9,803,701
Pharmaceuticals - 1.9%
Abbott Laboratories	34,315	$2,249,005
Johnson & Johnson	73,902	4,983,212
Merck & Co., Inc.	108,001	4,649,443
Pfizer, Inc.	378,142	9,022,468

		$20,904,128

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	6,684	$35,358

Railroad & Shipping - 0.1%
Kansas City Southern Co.	18,420	$1,424,419

Real Estate - 20.4%
Alexandria Real Estate Equities, Inc., REIT	98,473	$7,277,155
Atrium European Real Estate Ltd.	617,299	3,028,111
AvalonBay Communities, Inc., REIT	74,125	10,490,170
Big Yellow Group PLC, REIT	689,490	3,323,833
BioMed Realty Trust, Inc., REIT	496,086	9,192,474
Boston Properties, Inc., REIT	93,605	10,495,929
Corporate Office Properties Trust, REIT	106,920	2,390,731
Cousins Properties, Inc., REIT	267,762	2,139,418
CubeSmart, REIT	189,990	2,450,871
DDR Corp., REIT	301,380	4,587,004
Digital Realty Trust, Inc., REIT	61,108	4,553,157
Douglas Emmett, Inc., REIT	94,897	2,276,579
DuPont Fabros Technology, Inc., REIT	76,523	2,108,974
EastGroup Properties, Inc., REIT	159,840	8,567,424
Entertainment Properties Trust, REIT	98,680	4,498,821
Equity Lifestyle Properties, Inc., REIT	92,386	6,352,461
Excel Trust, Inc. REIT	102,190	1,199,711
Federal Realty Investment Trust, REIT	56,117	6,055,585
Home Properties, Inc., REIT	115,690	7,386,807
Host Hotels & Resorts, Inc., REIT	503,058	7,696,787
Medical Properties Trust, Inc., REIT	944,207	9,734,774
Mid-America Apartment Communities, Inc., REIT	137,697	9,363,396
National Health Investors, Inc., REIT	23,750	1,240,700
National Retail Properties, Inc., REIT	233,480	7,251,889
Plum Creek Timber Co. Inc., REIT	169,656	6,944,020
Potlatch Corp., REIT	72,570	2,616,874
Prologis, Inc., REIT	201,440	6,883,205
Public Storage, Inc., REIT	120,062	17,476,225
Retail Opportunity Investment Corp., REIT	101,080	1,270,576
Simon Property Group, Inc., REIT	168,021	26,664,933
Tanger Factory Outlet Centers, Inc., REIT	215,368	7,225,596
Ventas, Inc., REIT	137,632	9,013,520
Vornado Realty Trust, REIT	148,723	12,071,846
Weyerhaeuser Co., REIT	260,866	6,498,172

		$230,327,728

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 0.4%
American Eagle Outfitters, Inc.	66,890	$1,487,634
Foot Locker, Inc.	30,119	1,041,214
Gap, Inc.	47,220	1,691,420

		$4,220,268
Telephone Services - 0.8%
AT&T, Inc.	142,422	$5,218,342
CenturyLink, Inc.	97,985	4,140,846

		$9,359,188
Tobacco - 0.4%
Altria Group, Inc.	33,450	$1,135,962
Lorillard, Inc.	23,900	2,999,689

		$4,135,651
Utilities - Electric Power - 1.1%
AES Corp. (a)	82,287	$937,249
Alliant Energy Corp.	56,121	2,473,814
American Electric Power Co., Inc.	94,013	4,041,619
PG&E Corp.	59,630	2,588,538
PPL Corp.	87,368	2,562,503

		$12,603,723
Total Common Stocks (Identified Cost, $424,274,729)		$458,055,812

Floating Rate Loans (g)(r) - 0.0%
Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017 (Identified Cost, $147,260)	$147,839	$142,427

Convertible Preferred Stocks - 0.0%
Automotive - 0.0%
General Motors Co., 4.75% (Identified Cost, $336,495)	$6,860	$244,902

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)	170	$154,801
GMAC Capital Trust I, 8.125%	22,075	547,902
Total Preferred Stocks (Identified Cost, $697,071)		$702,703

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%
Issuer	Strike Price	First Exercise	Shares/Par	Value

Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $109,854) (a)	$0.01	7/14/10	58	$168,200

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $927,975) (a)(d)			$940,000	$923,550

Issuer/Expiration Date/Strike Price			Number of Contracts
Put Options Purchased - 0.0%
iShares Dow Jones U.S. Real Estate - January 2013 @ $50			2,750	$126,500
iShares Dow Jones U.S. Real Estate - September 2012 @ $55			2,500	5,000
Total Put Options Purchased (Premiums Paid, $1,240,736)				$131,500

Issuer			Shares/Par
Money Market Funds - 7.0%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)			79,339,617	$79,339,617

Collateral for Securities Loaned - 0.1%
Morgan Stanley Repurchase Agreement, 0.19%, dated 8/31/12, due 9/04/12, total to be received $908,619 (secured by U.S. Treasury and Federal Agency obligations valued at $926,776 in an individually traded account), at Cost and Net Asset Value			908,600	$908,600
Total Investments (Identified Cost, $1,084,452,389)				$1,141,973,355

Other Assets, Less Liabilities - (1.2)%				(14,079,050)
Net Assets - 100.0%				$1,127,894,305

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $160,645,374, representing 14.2% of net assets.

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$159,375	$154,801
American Media, Inc., 13.5%, 2018	12/28/10	26,438	24,714
Ardagh Packaging Finance PLC, 7.375%, 2017	7/20/12-7/23/12	560,057	567,763
Ashtead Capital, Inc., 6.5%, 2022	6/29/12	210,000	218,400
BBVA Banco Continental S.A., 5%, 2022	8/23/12	398,000	408,945
Biomet, Inc., 6.5%, 2020	7/25/12	160,000	166,000
Ceridian Corp., 8.875%, 2019	6/28/12	160,000	171,600
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020	6/28/12-7/17/12	268,443	276,925
Dematic S.A., 8.75%, 2016	4/19/11-11/08/11	850,863	910,575
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	50,000	52,750
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	148,212	149,591
General Motors Financial Co., Inc., 4.75%, 2017	8/13/12	365,000	367,476
H&E Equipment Services LLC, 7%, 2022	8/10/12	277,058	285,313
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-7/11/11	355,269	259,987
Hologic, Inc., 6.25%, 2020	7/19/12	105,000	111,169
Icahn Enterprises LP, 8%, 2018	7/9/12	113,816	115,020
Isle of Capri Casinos, Inc., 8.875%, 2020	7/26/12-8/31/12	595,552	601,088
LBI Media, Inc., 8.5%, 2017	7/18/07	123,770	28,750
Legend Acquisition Sub, Inc., 10.75%, 2020	8/14/12	493,491	493,750
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/16/11	406,110	422,103
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12-8/30/12	454,565	477,750
Navios Maritime Holdings, Inc., 8.875%, 2017	6/27/12	25,000	25,219
Nuance Communications, Inc., 5.375%, 2020	8/09/12	270,000	276,075
Pantry, Inc., 8.375%, 2020	7/25/12	275,000	284,281
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	335,087	356,400
SIRIUS XM Radio, Inc., 5.25%, 2022	8/08/12	110,000	110,000
SPL Logistics Escrow, LLC, 8.875%, 2020	7/24/12	325,000	334,750
Samson Investment Co., 9.75%, 2020	8/20/12	232,296	231,750
Tencent Holdings Ltd., 3.375%, 2018	8/28/12	545,747	548,336
Townsquare Radio LLC, 9%, 2019	3/30/12	262,464	280,238

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	$279,057	$293,563
Unit Corp., 6.625%, 2021	7/12/12	395,044	406,000
Universal Hospital Services, Inc., 7.625%, 2020	7/24/12	560,000	589,400
Total Restricted Securities			$10,000,482
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 8/31/12

Forward Foreign Currency Exchange Contracts at 8/31/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	660,199	10/12/12	$807,634	$830,722	$(23,088)
SELL	EUR	UBS AG	660,199	10/12/12	808,012	830,722	(22,710)

							$(45,798)

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,005,112,772)	$1,062,633,738
Underlying affiliated funds, at cost and value	79,339,617
Total investments, at value, including $902,110 of securities on loan (identified cost, $1,084,452,389)	$1,141,973,355
Receivables for
Investments sold	3,397,395
TBA sale commitments	24,936
Fund shares sold	11,830,706
Interest and dividends	8,566,656
Other assets	1,561
Total assets	$1,165,794,609
Liabilities
Payable to custodian	$1,756
Payables for
Distributions	494,974
Forward foreign currency exchange contracts	45,798
Investments purchased	48,185
TBA purchase commitments	34,643,002
Fund shares reacquired	1,464,269
Collateral for securities loaned, at value	908,600
Payable to affiliates
Investment adviser	40,735
Shareholder servicing costs	224,517
Distribution and service fees	26,787
Payable for independent Trustees’ compensation	5
Accrued expenses and other liabilities	1,676
Total liabilities	$37,900,304
Net assets	$1,127,894,305
Net assets consist of
Paid-in capital	$1,078,913,623
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	57,475,538
Accumulated net realized gain (loss) on investments and foreign currency	(5,815,398)
Accumulated distributions in excess of net investment income	(2,679,458)
Net assets	$1,127,894,305
Shares of beneficial interest outstanding	98,745,951

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$596,429,038	52,208,935	$11.42
Class C	343,866,574	30,117,179	11.42
Class I	185,621,509	16,246,725	11.43
Class R1	148,713	13,033	11.41
Class R2	428,069	37,497	11.42
Class R3	496,113	43,437	11.42
Class R4	801,323	70,132	11.43
Class R5	102,966	9,013	11.42

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.99 [100 / 95.25 x $11.42]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$13,436,376
Dividends	5,298,753
Dividends from underlying affiliated funds	36,500
Foreign taxes withheld	(14,049)
Total investment income	$18,757,580
Expenses
Management fee	$3,056,323
Distribution and service fees	2,066,444
Shareholder servicing costs	400,018
Administrative services fee	72,798
Independent Trustees’ compensation	9,765
Custodian fee	74,008
Shareholder communications	27,459
Audit and tax fees	29,151
Legal fees	4,258
Miscellaneous	149,315
Total expenses	$5,889,539
Fees paid indirectly	(24)
Reduction of expenses by investment adviser	(2,229)
Net expenses	$5,887,286
Net investment income	$12,870,294
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$12,651,906
Futures contracts	20,597
Foreign currency	74,972
Net realized gain (loss) on investments and foreign currency	$12,747,475
Change in unrealized appreciation (depreciation)
Investments	$22,522,503
Futures contracts	340
Translation of assets and liabilities in foreign currencies	16,456
Net unrealized gain (loss) on investments and foreign currency translation	$22,539,299
Net realized and unrealized gain (loss) on investments and foreign currency	$35,286,774
Change in net assets from operations	$48,157,068

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/12 (unaudited)	Year ended 2/29/12
From operations
Net investment income	$12,870,294	$17,169,078
Net realized gain (loss) on investments and foreign currency	12,747,475	28,630,687
Net unrealized gain (loss) on investments and foreign currency translation	22,539,299	(5,388,630)
Change in net assets from operations	$48,157,068	$40,411,135
Distributions declared to shareholders
From net investment income	$(14,660,804)	$(19,225,635)
Change in net assets from fund share transactions	$311,623,582	$334,441,555
Total change in net assets	$345,119,846	$355,627,055
Net assets
At beginning of period	782,774,459	427,147,404
At end of period (including accumulated distributions in excess of net investment income of $2,679,458 and $888,948, respectively)	$1,127,894,305	$782,774,459

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$11.05		$10.79	$9.60	$6.88	$10.04	$10.95
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.34	$0.40	$0.43	$0.47	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.40		0.30	1.23	2.75	(3.13)	(0.80)
Total from investment operations	$0.56		$0.64	$1.63	$3.18	$(2.66)	$(0.33)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.44)	$(0.46)	$(0.49)	$(0.48)
From net realized gain on investments	—		—	—	—	(0.01)	(0.10)
Total distributions declared to shareholders	$(0.19)		$(0.38)	$(0.44)	$(0.46)	$(0.50)	$(0.58)
Net asset value, end of period (x)	$11.42		$11.05	$10.79	$9.60	$6.88	$10.04
Total return (%) (r)(s)(t)(x)	5.08	(n)	6.09	17.36	47.12	(27.43)	(3.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.10	1.15	1.20	1.23	1.18
Expenses after expense reductions (f)	1.06	(a)	1.10	1.06	0.94	0.95	0.95
Net investment income	2.92	(a)	3.18	3.95	5.02	5.23	4.35
Portfolio turnover	21	(n)	64	59	79	80	89
Net assets at end of period (000 omitted)	$596,429		$447,034	$257,247	$116,318	$91,445	$166,546

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$11.04		$10.78	$9.59	$6.88	$10.03	$10.94
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26	$0.33	$0.37	$0.41	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.40		0.30	1.22	2.74	(3.13)	(0.80)
Total from investment operations	$0.52		$0.56	$1.55	$3.11	$(2.72)	$(0.41)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.36)	$(0.40)	$(0.42)	$(0.40)
From net realized gain on investments	—		—	—	—	(0.01)	(0.10)
Total distributions declared to shareholders	$(0.14)		$(0.30)	$(0.36)	$(0.40)	$(0.43)	$(0.50)
Net asset value, end of period (x)	$11.42		$11.04	$10.78	$9.59	$6.88	$10.03
Total return (%) (r)(s)(t)(x)	4.78	(n)	5.31	16.51	45.90	(27.88)	(3.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.85	1.90	1.95	1.93	1.89
Expenses after expense reductions (f)	1.81	(a)	1.85	1.81	1.69	1.65	1.65
Net investment income	2.17	(a)	2.43	3.20	4.27	4.54	3.64
Portfolio turnover	21	(n)	64	59	79	80	89
Net assets at end of period (000 omitted)	$343,867		$238,332	$138,344	$63,377	$46,617	$82,486

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$11.05		$10.79	$9.60	$6.88	$10.04	$10.95
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.41	$0.45	$0.50	$0.51
Net realized and unrealized gain (loss) on investments and foreign currency	0.40		0.30	1.25	2.75	(3.14)	(0.81)
Total from investment operations	$0.58		$0.66	$1.66	$3.20	$(2.64)	$(0.30)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.47)	$(0.48)	$(0.51)	$(0.51)
From net realized gain on investments	—		—	—	—	(0.01)	(0.10)
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.47)	$(0.48)	$(0.52)	$(0.61)
Net asset value, end of period (x)	$11.43		$11.05	$10.79	$9.60	$6.88	$10.04
Total return (%) (r)(s)(x)	5.30	(n)	6.35	17.65	47.47	(27.21)	(2.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.85	0.89	0.93	0.93	0.88
Expenses after expense reductions (f)	0.81	(a)	0.85	0.83	0.69	0.65	0.65
Net investment income	3.15	(a)	3.43	3.94	4.95	5.56	4.67
Portfolio turnover	21	(n)	64	59	79	80	89
Net assets at end of period (000 omitted)	$185,622		$96,323	$30,993	$3,835	$1,036	$1,507

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class R1			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$11.04		$10.78	$9.59	$6.87	$9.83
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26	$0.34	$0.37	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		0.30	1.21	2.75	(2.94)
Total from investment operations	$0.51		$0.56	$1.55	$3.12	$(2.67)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.36)	$(0.40)	$(0.29)
Net asset value, end of period (x)	$11.41		$11.04	$10.78	$9.59	$6.87
Total return (%) (r)(s)(x)	4.69	(n)	5.31	16.51	46.11	(27.52	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.85	1.90	1.94	1.97	(a)
Expenses after expense reductions (f)	1.81	(a)	1.85	1.80	1.69	1.65	(a)
Net investment income	2.20	(a)	2.44	3.32	4.24	4.76	(a)
Portfolio turnover	21	(n)	64	59	79	80	(n)
Net assets at end of period (000 omitted)	$149		$142	$126	$106	$73

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class R2			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$11.04		$10.78	$9.59	$6.87	$9.83
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.39	$0.41	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.40		0.30	1.21	2.75	(2.93)
Total from investment operations	$0.55		$0.61	$1.60	$3.16	$(2.64)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.41)	$(0.44)	$(0.32)
Net asset value, end of period (x)	$11.42		$11.04	$10.78	$9.59	$6.87
Total return (%) (r)(s)(x)	5.04	(n)	5.83	17.09	46.82	(27.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.35	1.40	1.45	1.48	(a)
Expenses after expense reductions (f)	1.31	(a)	1.35	1.30	1.19	1.15	(a)
Net investment income	2.65	(a)	2.93	3.83	4.74	5.26	(a)
Portfolio turnover	21	(n)	64	59	79	80	(n)
Net assets at end of period (000 omitted)	$428		$212	$125	$107	$73

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class R3			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$11.05		$10.79	$9.59	$6.88	$9.84
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.34	$0.41	$0.43	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.40		0.30	1.23	2.74	(2.93)
Total from investment operations	$0.56		$0.64	$1.64	$3.17	$(2.62)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.44)	$(0.46)	$(0.34)
Net asset value, end of period (x)	$11.42		$11.05	$10.79	$9.59	$6.88
Total return (%) (r)(s)(x)	5.08	(n)	6.09	17.48	46.96	(27.12	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.10	1.15	1.20	1.22	(a)
Expenses after expense reductions (f)	1.06	(a)	1.10	1.06	0.94	0.90	(a)
Net investment income	2.84	(a)	3.17	3.99	4.99	5.49	(a)
Portfolio turnover	21	(n)	64	59	79	80	(n)
Net assets at end of period (000 omitted)	$496		$186	$185	$107	$73

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class R4			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$11.05		$10.79	$9.59	$6.88	$9.84
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.44	$0.46	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.40		0.30	1.23	2.73	(2.93)
Total from investment operations	$0.58		$0.66	$1.67	$3.19	$(2.61)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.47)	$(0.48)	$(0.35)
Net asset value, end of period (x)	$11.43		$11.05	$10.79	$9.59	$6.88
Total return (%) (r)(s)(x)	5.30	(n)	6.35	17.78	47.32	(26.99	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.85	0.90	0.95	0.97	(a)
Expenses after expense reductions (f)	0.81	(a)	0.85	0.80	0.69	0.65	(a)
Net investment income	3.21	(a)	3.40	4.32	5.24	5.76	(a)
Portfolio turnover	21	(n)	64	59	79	80	(n)
Net assets at end of period (000 omitted)	$801		$546	$127	$108	$73

See Notes to Financial Statements

Financial Highlights – continued

Class R5	Period ended 8/31/12 (i) (unaudited)

Net asset value, beginning of period	$11.16
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.30
Total from investment operations	$0.33
Less distributions declared to shareholders
From net investment income	$(0.07)
Net asset value, end of period (x)	$11.42
Total return (%) (r)(s)(x)	2.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)
Expenses after expense reductions (f)	0.78	(a)
Net investment income	1.80	(a)
Portfolio turnover	21	(n)
Net assets at end of period (000 omitted)	$103

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, July 1, 2008 (Classes R1, R2, R3, and R4) and July 2, 2012 (Class R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Diversified Income Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt

Notes to Financial Statements (unaudited) – continued

instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The

Notes to Financial Statements (unaudited) – continued

adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$452,531,914	$383,901	$35,358	$452,951,173
United Kingdom	3,323,833	—	—	3,323,833
Austria	3,028,111	—	—	3,028,111
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	106,474,988	—	106,474,988
Non-U.S. Sovereign Debt	—	132,126,592	—	132,126,592
Municipal Bonds	—	2,225,021	—	2,225,021
Corporate Bonds	—	197,404,818	—	197,404,818
Residential Mortgage-Backed Securities	—	84,679,578	—	84,679,578
Commercial Mortgage-Backed Securities	—	644,937	—	644,937
Asset-Backed Securities (including CDOs)	—	149,591	—	149,591
Foreign Bonds	—	78,574,069	—	78,574,069
Floating Rate Loans	—	142,427	—	142,427
Short Term Securities	—	908,600	—	908,600
Mutual Funds	79,339,617	—	—	79,339,617
Total Investments	$538,223,475	$603,714,522	$35,358	$1,141,973,355

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(45,798)	$—	$(45,798)

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 2/29/12	$79,473
Change in unrealized appreciation (depreciation)	(44,115)
Balance as of 8/31/12	$35,358

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2012 is $(44,115).

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$—	$(45,798)
Equity	Purchased Equity Options	131,500	—
Total		$131,500	$(45,798)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$20,597	$—
Foreign Exchange	—	78,446
Total	$20,597	$78,446

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$340	$—	$—
Foreign Exchange	—	16,434	—
Equity	—	—	(1,059,511)
Total	$340	$16,434	$(1,059,511)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one

Notes to Financial Statements (unaudited) – continued

net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage

Notes to Financial Statements (unaudited) – continued

of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default.

Notes to Financial Statements (unaudited) – continued

The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery

Notes to Financial Statements (unaudited) – continued

or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/29/12
Ordinary income (including any short-term capital gains)	$19,225,635

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/12
Cost of investments	$1,088,570,321
Gross appreciation	64,722,930
Gross depreciation	(11,319,896)
Net unrealized appreciation (depreciation)	$53,403,034

As of 2/29/12
Undistributed ordinary income	1,064,232
Capital loss carryforwards	(13,089,259)
Other temporary differences	(2,017,884)
Net unrealized appreciation (depreciation)	29,527,329

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after February 29, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 29, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
2/28/18	$(13,089,259)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 8/31/12	Year ended 2/29/12
Class A	$8,461,647	$11,734,259
Class C	3,649,358	5,043,685
Class I	2,527,499	2,427,158
Class R1	1,864	3,641
Class R2	4,710	5,164
Class R3	4,522	5,881
Class R4	10,602	5,847
Class R5 (i)	602	—
Total	$14,660,804	$19,225,635

(i)	For the period from the class’ inception, July 2, 2012, through the stated period end.

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5
1.10%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.79%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2014. For the six months ended August 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $616,661 for the six months ended August 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$639,804
Class C	0.75%	0.25%	1.00%	1.00%	1,424,804
Class R1	0.75%	0.25%	1.00%	1.00%	724
Class R2	0.25%	0.25%	0.50%	0.50%	770
Class R3	—	0.25%	0.25%	0.25%	342
Total Distribution and Service Fees					$2,066,444

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2012 based on each class’ average daily net assets.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of shareholder redemptions within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2012, were as follows:

Amount
Class A	$8,637
Class C	18,450

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2012, the fee was $84,940, which equated to 0.0180% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended August 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $315,078.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2012 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended August 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,175 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of

Notes to Financial Statements (unaudited) – continued

$2,229, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$149,857,262	$96,815,280
Investments (non-U.S. Government securities)	$343,547,656	$89,687,584

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/12		Year ended 2/29/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	18,857,730	$210,713,457	24,496,866	$261,103,830
Class C	9,943,261	111,058,428	10,945,785	116,827,058
Class I	9,032,903	100,872,898	8,203,883	87,535,336
Class R1	18	204	774	7,808
Class R2	17,941	197,852	7,167	77,286
Class R3	26,481	298,368	2,090	22,621
Class R4	49,345	548,884	37,178	408,303
Class R5 (i)	8,961	100,000	—	—
	37,936,640	$423,790,091	43,693,743	$465,982,242

Shares issued to shareholders in reinvestment of distributions
Class A	672,164	$7,538,517	939,008	$10,043,440
Class C	235,616	2,640,589	316,030	3,378,617
Class I	139,561	1,565,523	118,669	1,266,876
Class R1	167	1,864	341	3,641
Class R2	420	4,710	482	5,164
Class R3	403	4,522	549	5,881
Class R4	879	9,874	544	5,847
Class R5 (i)	52	597	—	—
	1,049,262	$11,766,196	1,375,623	$14,709,466

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/12		Year ended 2/29/12
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(7,781,311)	$ (86,924,261)	(8,818,888)	$ (93,363,115)
Class C	(1,643,522)	(18,346,706)	(2,508,643)	(26,575,246)
Class I	(1,642,568)	(18,327,637)	(2,477,765)	(26,278,443)
Class R1	(1)	(9)	(1)	(7)
Class R2	(88)	(971)	(23)	(250)
Class R3	(252)	(2,741)	(2,990)	(32,716)
Class R4	(29,519)	(330,380)	(34)	(376)
	(11,097,261)	$(123,932,705)	(13,808,344)	$(146,250,153)

Net change
Class A	11,748,583	$ 131,327,713	16,616,986	$ 177,784,155
Class C	8,535,355	95,352,311	8,753,172	93,630,429
Class I	7,529,896	84,110,784	5,844,787	62,523,769
Class R1	184	2,059	1,114	11,442
Class R2	18,273	201,591	7,626	82,200
Class R3	26,632	300,149	(351)	(4,214)
Class R4	20,705	228,378	37,688	413,774
Class R5 (i)	9,013	100,597	—	—
	27,888,641	$311,623,582	31,261,022	$334,441,555

(i)	For the period from the class’ inception, July 2, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2012, the fund’s commitment fee and interest expense were $2,466 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,744,532	206,707,090	(162,112,005)	79,339,617

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$36,500	$79,339,617

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

Effective May 1, 2011, the Board of Trustees terminated the Fund’s subadvisory investment agreement among MFS Series Trust XIII, on behalf of the Fund, MFS and Sun Capital Advisers LLC (“Sun Capital”) and MFS assumed responsibility for day-to-day management of the Fund. The Sun Capital portfolio manager who was responsible for the day-to-day management of the Fund became an employee of MFS on or about May 1, 2011 and continues to manage the Fund.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS

Board Review of Investment Advisory Agreement – continued

Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee

Board Review of Investment Advisory Agreement – continued

and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending

Board Review of Investment Advisory Agreement – continued

programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

August 31, 2012

MFS® GOVERNMENT SECURITIES FUND

MFG-SEM

MFS® GOVERNMENT SECURITIES FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets continue to face a number of major economic and political challenges. While the European debt crisis has deepened and spread, there appears to be scope for improvement given the European Central Bank’s willingness to backstop troubled sovereigns. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year- end. At the same time, global consumer and producer confidence has fallen sharply. And a search for safe havens by nervous investors has driven down yields on highly rated government bonds, including those issued by Germany and the United States, to multi-decade lows.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the

Fed extended its quantitative easing program, leaving little expectation that the bank will add further money to the system. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	49.2%
U.S. Treasury Securities	39.3%
U.S. Government Agencies	7.1%
Municipal Bonds	1.4%
Commercial Mortgage-Backed Securities	1.3%
High Grade Corporates	1.0%

Composition including fixed income credit quality (a)(i)
AAA	1.4%
AA	1.6%
A	0.4%
BBB	0.3%
U.S. Government	39.3%
Federal Agencies	56.3%
Cash & Other	0.7%

Portfolio facts (i)
Average Duration (d)	3.9
Average Effective Maturity (m)	5.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 8/31/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2012 through August 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/12	Ending Account Value 8/31/12	Expenses Paid During Period (p) 3/01/12-8/31/12
A	Actual	0.84%	$1,000.00	$1,021.64	$4.28
	Hypothetical (h)	0.84%	$1,000.00	$1,020.97	$4.28
B	Actual	1.59%	$1,000.00	$1,016.88	$8.08
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
C	Actual	1.59%	$1,000.00	$1,016.85	$8.08
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
I	Actual	0.59%	$1,000.00	$1,021.94	$3.01
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
R1	Actual	1.59%	$1,000.00	$1,016.87	$8.08
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
R2	Actual	1.09%	$1,000.00	$1,019.41	$5.55
	Hypothetical (h)	1.09%	$1,000.00	$1,019.71	$5.55
R3	Actual	0.84%	$1,000.00	$1,020.67	$4.28
	Hypothetical (h)	0.84%	$1,000.00	$1,020.97	$4.28
R4	Actual	0.59%	$1,000.00	$1,021.94	$3.01
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
R5	Actual	0.53%	$1,000.00	$1,008.64	$0.89	(i)
	Hypothetical (h)	0.53%	$1,000.00	$1,022.53	$2.70

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.8%
Issuer	Shares/Par	Value ($)

Agency - Other - 4.7%
Financing Corp., 10.7%, 2017	$14,360,000	$21,115,337
Financing Corp., 9.4%, 2018	11,750,000	16,782,866
Financing Corp., 9.8%, 2018	14,975,000	21,846,189
Financing Corp., 10.35%, 2018	15,165,000	22,885,699
Financing Corp., STRIPS, 0%, 2017	18,780,000	17,576,146

		$100,206,237
Asset-Backed & Securitized - 1.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$4,260,000	$4,802,596
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	9,314,763	10,670,406
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.175%, 2051	5,341,614	5,679,546
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.003%, 2049	5,431,290	6,178,918

		$27,331,466
Local Authorities - 1.0%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$4,855,000	$5,865,665
Port Authority NY & NJ (168th Series), 4.926%, 2051	7,130,000	8,346,663
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	840,000	1,043,003
State of California (Build America Bonds), 7.625%, 2040	1,225,000	1,647,686
University of California Rev. (Build America Bonds), 5.77%, 2043	2,750,000	3,470,555

		$20,373,572
Mortgage-Backed - 49.0%
Fannie Mae, 4.77%, 2012 - 2014	$1,762,579	$1,840,078
Fannie Mae, 4.879%, 2012	611,389	614,966
Fannie Mae, 4.374%, 2013	1,703,941	1,729,186
Fannie Mae, 4.469%, 2013	1,539,540	1,552,742
Fannie Mae, 4.518%, 2013	412,096	413,434
Fannie Mae, 4.543%, 2013	1,901,920	1,913,915
Fannie Mae, 4.845%, 2013	3,401,245	3,444,902
Fannie Mae, 5%, 2013 - 2041	80,538,932	88,009,110
Fannie Mae, 5.06%, 2013 - 2017	3,152,020	3,421,154

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.328%, 2013	$1,733,646	$1,782,082
Fannie Mae, 5.37%, 2013	1,266,560	1,266,022
Fannie Mae, 4.6%, 2014	1,657,277	1,723,590
Fannie Mae, 4.61%, 2014	5,128,953	5,336,093
Fannie Mae, 4.713%, 2014	1,809,472	1,893,033
Fannie Mae, 4.82%, 2014 - 2015	4,812,356	5,170,714
Fannie Mae, 4.839%, 2014	7,424,719	7,834,623
Fannie Mae, 4.92%, 2014	441,930	457,826
Fannie Mae, 4.935%, 2014	718,523	744,755
Fannie Mae, 5.02%, 2014	4,638,076	4,746,211
Fannie Mae, 5.1%, 2014	2,034,265	2,163,318
Fannie Mae, 4.56%, 2015	2,148,442	2,297,445
Fannie Mae, 4.564%, 2015	683,491	719,942
Fannie Mae, 4.62%, 2015	3,069,614	3,278,442
Fannie Mae, 4.665%, 2015	1,452,636	1,559,727
Fannie Mae, 4.7%, 2015	1,973,134	2,113,963
Fannie Mae, 4.74%, 2015	1,653,111	1,783,202
Fannie Mae, 4.78%, 2015	1,792,849	1,945,630
Fannie Mae, 4.79%, 2015	1,858,888	2,020,423
Fannie Mae, 4.81%, 2015	1,724,851	1,872,634
Fannie Mae, 4.815%, 2015	1,907,228	2,061,760
Fannie Mae, 4.85%, 2015	1,329,146	1,427,722
Fannie Mae, 4.87%, 2015	1,266,409	1,370,035
Fannie Mae, 4.89%, 2015	1,173,141	1,263,722
Fannie Mae, 4.925%, 2015	2,554,680	2,788,341
Fannie Mae, 5.27%, 2015 - 2019	1,675,875	1,810,172
Fannie Mae, 5.471%, 2015	5,168,142	5,725,837
Fannie Mae, 5.09%, 2016	600,000	670,253
Fannie Mae, 5.249%, 2016 - 2019	1,999,768	2,243,047
Fannie Mae, 5.324%, 2016	1,107,185	1,244,122
Fannie Mae, 5.35%, 2016	1,756,116	1,972,789
Fannie Mae, 5.445%, 2016	636,394	707,196
Fannie Mae, 5.448%, 2016	1,315,133	1,478,294
Fannie Mae, 5.604%, 2016	4,170,239	4,719,975
Fannie Mae, 5.631%, 2016	690,000	787,429
Fannie Mae, 5.915%, 2016	3,634,707	4,152,142
Fannie Mae, 6.5%, 2016 - 2037	11,802,325	13,485,189
Fannie Mae, 1.963%, 2017	827,387	850,233
Fannie Mae, 3.308%, 2017	4,901,269	5,356,142
Fannie Mae, 5.05%, 2017	2,271,500	2,544,209
Fannie Mae, 5.155%, 2017	4,332,226	4,651,776
Fannie Mae, 5.3%, 2017	740,944	835,290
Fannie Mae, 5.38%, 2017	1,957,221	2,214,731

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.5%, 2017 - 2038	$125,949,466	$138,732,380
Fannie Mae, 5.505%, 2017	1,439,787	1,630,441
Fannie Mae, 6%, 2017 - 2037	29,693,490	33,090,264
Fannie Mae, 2.578%, 2018	9,100,000	9,667,795
Fannie Mae, 3.926%, 2018	1,713,747	1,906,421
Fannie Mae, 4.04%, 2018	1,632,594	1,821,627
Fannie Mae, 4.123%, 2018	1,600,000	1,801,535
Fannie Mae, 4.133%, 2018	1,602,498	1,799,334
Fannie Mae, 4.329%, 2018	899,648	1,016,909
Fannie Mae, 5.332%, 2018	800,396	891,952
Fannie Mae, 5.549%, 2018	1,880,000	2,160,178
Fannie Mae, 5.869%, 2018	1,108,774	1,276,634
Fannie Mae, 2.511%, 2019	1,305,000	1,377,727
Fannie Mae, 4.5%, 2019 - 2041	39,646,040	43,302,870
Fannie Mae, 4.825%, 2019	1,180,000	1,372,076
Fannie Mae, 4.991%, 2019	1,590,410	1,848,553
Fannie Mae, 5.001%, 2019	608,836	704,560
Fannie Mae, 5.038%, 2019	5,239,875	6,106,784
Fannie Mae, 5.104%, 2019	421,505	488,358
Fannie Mae, 5.218%, 2019	726,165	840,426
Fannie Mae, 5.456%, 2019	574,717	667,859
Fannie Mae, 5.652%, 2019	383,234	440,449
Fannie Mae, 5.786%, 2019	1,329,327	1,510,301
Fannie Mae, 3.999%, 2020	1,854,056	2,094,191
Fannie Mae, 4.278%, 2020	1,141,936	1,305,547
Fannie Mae, 4.88%, 2020	904,647	1,019,203
Fannie Mae, 5.19%, 2020	1,983,054	2,296,253
Fannie Mae, 7.5%, 2024 - 2031	397,142	485,868
Fannie Mae, 4.5%, 2025	1,934,824	2,089,829
Fannie Mae, 3%, 2027	4,427,352	4,678,654
Fannie Mae, 3.5%, 2042	12,367,563	13,195,968
Fannie Mae, TBA, 3%, 2027 - 2042	27,635,000	28,806,734
Fannie Mae, TBA, 4%, 2042	19,639,000	20,992,249
Fannie Mae, TBA, 3.5%, 2042	10,610,000	11,225,048
Freddie Mac, 1.655%, 2016	8,873,478	9,160,792
Freddie Mac, 5%, 2016 - 2040	25,492,651	27,629,480
Freddie Mac, 6.5%, 2016 - 2038	3,709,296	4,168,051
Freddie Mac, 3.882%, 2017	5,323,000	5,991,271
Freddie Mac, 6%, 2017 - 2038	25,833,562	28,574,698
Freddie Mac, 2.303%, 2018	2,438,882	2,565,416
Freddie Mac, 2.323%, 2018	4,783,000	5,029,468
Freddie Mac, 2.412%, 2018 (n)	7,000,000	7,411,152
Freddie Mac, 3.154%, 2018	5,293,000	5,783,587

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.13%, 2019	$10,400,000	$10,824,674
Freddie Mac, 4.186%, 2019	2,800,000	3,203,757
Freddie Mac, 5.085%, 2019	6,865,000	8,115,261
Freddie Mac, 2.757%, 2020	7,466,224	7,969,694
Freddie Mac, 3.32%, 2020	7,582,335	8,267,702
Freddie Mac, 4.224%, 2020	4,281,146	4,955,242
Freddie Mac, 4.251%, 2020	3,106,000	3,585,243
Freddie Mac, 5.5%, 2021 - 2038	32,822,599	36,236,680
Freddie Mac, 4.5%, 2022 - 2041	22,456,223	24,190,014
Freddie Mac, 4%, 2025	7,157,489	7,627,910
Freddie Mac, 3.5%, 2041 - 2042	15,823,616	16,879,985
Freddie Mac, TBA, 3%, 2027 - 2042	44,560,000	46,430,273
Freddie Mac, TBA, 2.5%, 2027	9,990,000	10,342,772
Freddie Mac, TBA, 3.5%, 2042	28,620,000	30,279,067
Ginnie Mae, 4.5%, 2033 - 2041	41,039,901	45,502,776
Ginnie Mae, 5.5%, 2033 - 2042	21,198,507	23,769,967
Ginnie Mae, 4%, 2039 - 2040	4,698,760	5,166,197
Ginnie Mae, 3.5%, 2041 - 2042	11,181,269	12,137,625
Ginnie Mae, 5.612%, 2058	10,174,811	10,812,925
Ginnie Mae, 6.357%, 2058	4,606,834	4,937,950
Ginnie Mae, TBA, 3%, 2042	20,000,000	20,918,751
Ginnie Mae, TBA, 3.5%, 2042	33,920,000	36,665,403

		$1,035,788,328
Municipals - 1.4%
Florida Department of Transportation, (Right of Way), “A”, 5%, 2021	$3,185,000	$3,997,876
Garland, TX, Independent School District, N, 5%, 2022	6,295,000	7,815,872
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 5%, 2022	6,010,000	7,696,406
Omaha, NE, General Obligation, (Omaha Convention Center/Arena Project), 5.25%, 2022	4,175,000	5,418,900
Seattle, WA, General Obligation, 5%, 2021	3,520,000	4,464,170

		$29,393,224
U.S. Government Agencies and Equivalents - 2.2%
Aid-Egypt, 4.45%, 2015	$6,204,000	$6,949,411
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	1,106,000	1,105,779
Freddie Mac, 2.375%, 2022	11,320,000	11,896,143
Small Business Administration, 6.35%, 2021	875,627	976,512
Small Business Administration, 6.34%, 2021	897,446	1,002,522
Small Business Administration, 6.44%, 2021	940,543	1,054,165
Small Business Administration, 6.625%, 2021	997,015	1,122,498

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.07%, 2022	$1,066,639	$1,187,176
Small Business Administration, 4.98%, 2023	1,354,334	1,505,802
Small Business Administration, 4.89%, 2023	3,112,962	3,458,147
Small Business Administration, 4.77%, 2024	2,767,708	3,068,163
Small Business Administration, 5.52%, 2024	1,865,097	2,096,530
Small Business Administration, 4.99%, 2024	2,511,711	2,798,147
Small Business Administration, 4.86%, 2024	1,863,621	2,089,586
Small Business Administration, 4.86%, 2025	2,729,145	3,045,409
Small Business Administration, 5.11%, 2025	2,566,370	2,864,598
U.S. Department of Housing & Urban Development, 6.36%, 2016	486,000	490,267
U.S. Department of Housing & Urban Development, 6.59%, 2016	201,000	202,420

		$46,913,275
U.S. Treasury Obligations - 39.2%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,418,434
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	2,113,990
U.S. Treasury Bonds, 6%, 2026	5,933,000	8,784,548
U.S. Treasury Bonds, 6.75%, 2026	6,811,000	10,787,984
U.S. Treasury Bonds, 6.375%, 2027	2,309,000	3,592,661
U.S. Treasury Bonds, 5.25%, 2029	2,438,000	3,475,674
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	5,046,800
U.S. Treasury Bonds, 4.5%, 2036	2,662,000	3,632,382
U.S. Treasury Bonds, 5%, 2037	4,133,000	6,059,367
U.S. Treasury Bonds, 4.375%, 2038	3,297,000	4,448,375
U.S. Treasury Bonds, 4.5%, 2039	62,458,300	86,241,234
U.S. Treasury Notes, 1.375%, 2013	16,769,000	16,843,672
U.S. Treasury Notes, 3.625%, 2013	5,523,000	5,655,248
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,668,780
U.S. Treasury Notes, 3.125%, 2013	48,289,000	49,799,915
U.S. Treasury Notes, 4%, 2014	2,232,000	2,353,974
U.S. Treasury Notes, 1.875%, 2014	222,621,000	228,099,480
U.S. Treasury Notes, 1.875%, 2014	16,258,000	16,701,291
U.S. Treasury Notes, 2.625%, 2014	16,750,000	17,478,893
U.S. Treasury Notes, 4%, 2015	13,740,000	14,990,560
U.S. Treasury Notes, 2.125%, 2015	161,986,000	170,135,840
U.S. Treasury Notes, 2.625%, 2016	4,787,000	5,176,691
U.S. Treasury Notes, 0.875%, 2016	58,167,000	59,116,751
U.S. Treasury Notes, 4.75%, 2017	11,447,000	13,762,339
U.S. Treasury Notes, 2.625%, 2018	2,713,000	2,997,230
U.S. Treasury Notes, 2.75%, 2019	1,746,600	1,950,734
U.S. Treasury Notes, 3.125%, 2019	12,026,000	13,747,221

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 3.5%, 2020	$32,526,000	$38,225,661
U.S. Treasury Notes, 2.625%, 2020	1,329,000	1,473,840
U.S. Treasury Notes, 3.125%, 2021	5,529,000	6,351,007
U.S. Treasury Notes, 1.75%, 2022	20,784,000	21,206,165

		$827,336,741
Total Bonds (Identified Cost, $1,964,196,795)		$2,087,342,843

Money Market Funds - 10.5%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	222,166,711	$222,166,711
Total Investments (Identified Cost, $2,186,363,506)		$2,309,509,554

Other Assets, Less Liabilities - (9.3)%		(197,117,554)
Net Assets - 100.0%		$2,112,392,000

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,516,931, representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,964,196,795)	$2,087,342,843
Underlying affiliated funds, at cost and value	222,166,711
Total investments, at value (identified cost, $2,186,363,506)	$2,309,509,554
Receivables for
Fund shares sold	3,204,868
Interest and dividends	8,863,260
Other assets	4,111
Total assets	$2,321,581,793
Liabilities
Payable to custodian	$3,301
Payables for
Distributions	702,295
Investments purchased	20,368,914
TBA purchase commitments	183,924,998
Fund shares reacquired	3,294,557
Payable to affiliates
Investment adviser	47,667
Shareholder servicing costs	674,530
Distribution and service fees	28,631
Payable for independent Trustees’ compensation	70,816
Accrued expenses and other liabilities	74,084
Total liabilities	$209,189,793
Net assets	$2,112,392,000
Net assets consist of
Paid-in capital	$2,009,983,154
Unrealized appreciation (depreciation) on investments	123,146,048
Accumulated distributions in excess of net realized gain on investments	(15,305,172)
Accumulated distributions in excess of net investment income	(5,432,030)
Net assets	$2,112,392,000
Shares of beneficial interest outstanding	199,774,141

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$967,304,018	91,460,440	$10.58
Class B	47,922,510	4,537,110	10.56
Class C	111,115,914	10,485,103	10.60
Class I	44,317,285	4,186,982	10.58
Class R1	7,369,556	697,531	10.57
Class R2	177,510,082	16,801,520	10.57
Class R3	113,938,659	10,775,557	10.57
Class R4	43,715,762	4,131,506	10.58
Class R5	599,198,214	56,698,392	10.57

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.11 [100 / 95.25 x $10.58]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$29,323,479
Dividends from underlying affiliated funds	77,705
Total investment income	$29,401,184
Expenses
Management fee	$4,181,209
Distribution and service fees	2,649,515
Shareholder servicing costs	1,465,103
Administrative services fee	155,857
Independent Trustees’ compensation	22,595
Custodian fee	112,513
Shareholder communications	63,207
Audit and tax fees	26,649
Legal fees	14,031
Miscellaneous	126,258
Total expenses	$8,816,937
Fees paid indirectly	(13)
Reduction of expenses by investment adviser	(5,093)
Net expenses	$8,811,831
Net investment income	$20,589,353
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$7,311,591
Futures contracts	358,708
Net realized gain (loss) on investments	$7,670,299
Change in unrealized appreciation (depreciation)
Investments	$15,325,898
Futures contracts	5,908
Net unrealized gain (loss) on investments	$15,331,806
Net realized and unrealized gain (loss) on investments	$23,002,105
Change in net assets from operations	$43,591,458

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/12 (unaudited)	Year ended 2/29/12
From operations
Net investment income	$20,589,353	$44,036,877
Net realized gain (loss) on investments	7,670,299	33,675,568
Net unrealized gain (loss) on investments	15,331,806	47,813,743
Change in net assets from operations	$43,591,458	$125,526,188
Distributions declared to shareholders
From net investment income	$(27,247,573)	$(52,285,367)
From net realized gain on investments	(9,521,417)	—
Total distributions declared to shareholders	$(36,768,990)	$(52,285,367)
Change in net assets from fund share transactions	$65,861,292	$222,403,035
Total change in net assets	$72,683,760	$295,643,856
Net assets
At beginning of period	2,039,708,240	1,744,064,384
At end of period (including accumulated distributions in excess of net investment income of $5,432,030 and undistributed net investment income of $1,226,190, respectively)	$2,112,392,000	$2,039,708,240

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class A			2012	2011		2010	2009	2008

Net asset value, beginning of period	$10.54		$10.13	$10.15		$9.92	$9.78	$9.48
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.30		$0.35	$0.39	$0.41
Net realized and unrealized gain (loss) on investments	0.09		0.46	(0.00	)(w)	0.27	0.17	0.33
Total from investment operations	$0.20		$0.71	$0.30		$0.62	$0.56	$0.74
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.30)	$(0.32)		$(0.39)	$(0.42)	$(0.44)
From net realized gain on investments	(0.05)		—	—		—	—	—
Total distributions declared to shareholders	$(0.16)		$(0.30)	$(0.32)		$(0.39)	$(0.42)	$(0.44)
Net asset value, end of period (x)	$10.58		$10.54	$10.13		$10.15	$9.92	$9.78
Total return (%) (r)(s)(t)(x)	2.16	(n)	7.04	2.96		6.31	5.95	8.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.86	0.87		0.88	0.91	0.84
Expenses after expense reductions (f)	0.84	(a)	0.86	0.87		0.88	0.80	0.73
Net investment income	2.05	(a)	2.39	2.88		3.49	3.98	4.35
Portfolio turnover	23	(n)	49	34		32	57	55
Net assets at end of period (000 omitted)	$967,304		$981,980	$915,576		$923,918	$888,523	$740,620

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.53		$10.11	$10.14	$9.91	$9.77	$9.47
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.17	$0.22	$0.28	$0.32	$0.34
Net realized and unrealized gain (loss) on investments	0.09		0.47	(0.01)	0.26	0.17	0.33
Total from investment operations	$0.16		$0.64	$0.21	$0.54	$0.49	$0.67
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.22)	$(0.24)	$(0.31)	$(0.35)	$(0.37)
From net realized gain on investments	(0.05)		—	—	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.22)	$(0.24)	$(0.31)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$10.56		$10.53	$10.11	$10.14	$9.91	$9.77
Total return (%) (r)(s)(t)(x)	1.69	(n)	6.35	2.09	5.52	5.16	7.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.61	1.62	1.63	1.66	1.59
Expenses after expense reductions (f)	1.59	(a)	1.61	1.62	1.63	1.55	1.49
Net investment income	1.30	(a)	1.66	2.15	2.75	3.25	3.61
Portfolio turnover	23	(n)	49	34	32	57	55
Net assets at end of period (000 omitted)	$47,923		$46,645	$53,577	$74,842	$102,852	$94,206

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class C			2012	2011		2010	2009	2008

Net asset value, beginning of period	$10.57		$10.15	$10.17		$9.95	$9.81	$9.51
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.17	$0.22		$0.27	$0.31	$0.34
Net realized and unrealized gain (loss) on investments	0.09		0.47	(0.00	)(w)	0.26	0.18	0.33
Total from investment operations	$0.16		$0.64	$0.22		$0.53	$0.49	$0.67
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.22)	$(0.24)		$(0.31)	$(0.35)	$(0.37)
From net realized gain on investments	(0.05)		—	—		—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.22)	$(0.24)		$(0.31)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$10.60		$10.57	$10.15		$10.17	$9.95	$9.81
Total return (%) (r)(s)(t)(x)	1.68	(n)	6.33	2.19		5.40	5.16	7.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.61	1.62		1.62	1.66	1.59
Expenses after expense reductions (f)	1.59	(a)	1.61	1.62		1.62	1.55	1.49
Net investment income	1.29	(a)	1.64	2.12		2.71	3.21	3.59
Portfolio turnover	23	(n)	49	34		32	57	55
Net assets at end of period (000 omitted)	$111,116		$112,961	$111,328		$116,622	$92,046	$35,316

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class I			2012	2011		2010	2009	2008

Net asset value, beginning of period	$10.54		$10.12	$10.15		$9.92	$9.78	$9.48
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27	$0.32		$0.38	$0.41	$0.44
Net realized and unrealized gain (loss) on investments	0.09		0.47	(0.00	)(w)	0.26	0.18	0.32
Total from investment operations	$0.22		$0.74	$0.32		$0.64	$0.59	$0.76
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.32)	$(0.35)		$(0.41)	$(0.45)	$(0.46)
From net realized gain on investments	(0.05)		—	—		—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.32)	$(0.35)		$(0.41)	$(0.45)	$(0.46)
Net asset value, end of period (x)	$10.58		$10.54	$10.12		$10.15	$9.92	$9.78
Total return (%) (r)(s)(x)	2.29	(n)	7.41	3.11		6.57	6.21	8.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.61	0.62		0.63	0.66	0.59
Expenses after expense reductions (f)	0.59	(a)	0.60	0.62		0.63	0.55	0.48
Net investment income	2.37	(a)	2.64	3.13		3.73	4.26	4.61
Portfolio turnover	23	(n)	49	34		32	57	55
Net assets at end of period (000 omitted)	$44,317		$562,634	$434,682		$318,667	$286,371	$449,109

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.53		$10.11	$10.14	$9.91	$9.77	$9.48
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.17	$0.22	$0.28	$0.32	$0.33
Net realized and unrealized gain (loss) on investments	0.10		0.47	(0.01)	0.26	0.17	0.32
Total from investment operations	$0.17		$0.64	$0.21	$0.54	$0.49	$0.65
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.22)	$(0.24)	$(0.31)	$(0.35)	$(0.36)
From net realized gain on investments	(0.05)		—	—	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.22)	$(0.24)	$(0.31)	$(0.35)	$(0.36)
Net asset value, end of period (x)	$10.57		$10.53	$10.11	$10.14	$9.91	$9.77
Total return (%) (r)(s)(x)	1.78	(n)	6.35	2.09	5.52	5.16	7.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.61	1.62	1.63	1.66	1.68
Expenses after expense reductions (f)	1.59	(a)	1.61	1.62	1.63	1.55	1.58
Net investment income	1.31	(a)	1.64	2.14	2.74	3.24	3.45
Portfolio turnover	23	(n)	49	34	32	57	55
Net assets at end of period (000 omitted)	$7,370		$7,902	$7,219	$6,246	$5,713	$3,832

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.53		$10.11	$10.14	$9.91	$9.77	$9.48
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.27	$0.32	$0.36	$0.37
Net realized and unrealized gain (loss) on investments	0.09		0.47	(0.01)	0.27	0.18	0.32
Total from investment operations	$0.19		$0.69	$0.26	$0.59	$0.54	$0.69
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.27)	$(0.29)	$(0.36)	$(0.40)	$(0.40)
From net realized gain on investments	(0.05)		—	—	—	—	—
Total distributions declared to shareholders	$(0.15)		$(0.27)	$(0.29)	$(0.36)	$(0.40)	$(0.40)
Net asset value, end of period (x)	$10.57		$10.53	$10.11	$10.14	$9.91	$9.77
Total return (%) (r)(s)(x)	2.04	(n)	6.88	2.60	6.04	5.69	7.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.11	1.12	1.13	1.16	1.19
Expenses after expense reductions (f)	1.09	(a)	1.11	1.12	1.12	1.05	1.09
Net investment income	1.80	(a)	2.13	2.62	3.22	3.74	3.95
Portfolio turnover	23	(n)	49	34	32	57	55
Net assets at end of period (000 omitted)	$177,510		$168,809	$123,672	$73,052	$35,616	$13,863

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class R3			2012	2011		2010	2009	2008

Net asset value, beginning of period	$10.54		$10.12	$10.15		$9.92	$9.78	$9.48
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.29		$0.35	$0.39	$0.40
Net realized and unrealized gain (loss) on investments	0.08		0.46	(0.00	)(w)	0.27	0.17	0.33
Total from investment operations	$0.19		$0.71	$0.29		$0.62	$0.56	$0.73
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.29)	$(0.32)		$(0.39)	$(0.42)	$(0.43)
From net realized gain on investments	(0.05)		—	—		—	—	—
Total distributions declared to shareholders	$(0.16)		$(0.29)	$(0.32)		$(0.39)	$(0.42)	$(0.43)
Net asset value, end of period (x)	$10.57		$10.54	$10.12		$10.15	$9.92	$9.78
Total return (%) (r)(s)(x)	2.07	(n)	7.14	2.86		6.31	5.95	7.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.86	0.87		0.88	0.91	0.95
Expenses after expense reductions (f)	0.84	(a)	0.86	0.87		0.87	0.80	0.85
Net investment income	2.05	(a)	2.36	2.87		3.47	3.98	4.21
Portfolio turnover	23	(n)	49	34		32	57	55
Net assets at end of period (000 omitted)	$113,939		$107,150	$70,988		$46,780	$25,009	$15,317

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.55		$10.13	$10.15	$9.93	$9.78	$9.51
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.27	$0.32	$0.37	$0.41	$0.43
Net realized and unrealized gain (loss) on investments	0.09		0.47	0.01 (g)	0.26	0.19	0.29
Total from investment operations	$0.21		$0.74	$0.33	$0.63	$0.60	$0.72
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.32)	$(0.35)	$(0.41)	$(0.45)	$(0.45)
From net realized gain on investments	(0.05)		—	—	—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.32)	$(0.35)	$(0.41)	$(0.45)	$(0.45)
Net asset value, end of period (x)	$10.58		$10.55	$10.13	$10.15	$9.93	$9.78
Total return (%) (r)(s)(x)	2.19	(n)	7.40	3.22	6.46	6.32	7.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.60	0.63	0.63	0.66	0.65
Expenses after expense reductions (f)	0.59	(a)	0.60	0.63	0.62	0.55	0.55
Net investment income	2.32	(a)	2.61	3.10	3.71	4.23	4.47
Portfolio turnover	23	(n)	49	34	32	57	55
Net assets at end of period (000 omitted)	$43,716		$51,626	$27,022	$11,337	$4,361	$3,772

See Notes to Financial Statements

23

Financial Highlights – continued

Class R5	Period ended 8/31/12 (i)
	(unaudited)
Net asset value, beginning of period	$10.53
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.07
Total from investment operations	$0.09
Less distributions declared to shareholders
From net investment income	$(0.05)
Net asset value, end of period (x)	$10.57
Total return (%) (r)(s)(x)	0.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)
Expenses after expense reductions (f)	0.53	(a)
Net investment income	1.15	(a)
Portfolio turnover	23	(n)
Net assets at end of period (000 omitted)	$599,198

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, July 2, 2012 (Class R5), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Government Securities Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies

25

Notes to Financial Statements (unaudited) – continued

are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

26

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$974,456,253	$—	$974,456,253
Municipal Bonds	—	29,393,224	—	29,393,224
Corporate Bonds	—	20,373,572	—	20,373,572
Residential Mortgage-Backed Securities	—	1,035,788,328	—	1,035,788,328
Commercial Mortgage-Backed Securities	—	27,331,466	—	27,331,466
Mutual Funds	222,166,711	—	—	222,166,711
Total Investments	$222,166,711	$2,087,342,843	$—	$2,309,509,554

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were future contracts. At August 31, 2012, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$358,708

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$5,908

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The

27

Notes to Financial Statements (unaudited) – continued

ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is

28

Notes to Financial Statements (unaudited) – continued

unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when

29

Notes to Financial Statements (unaudited) – continued

filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/29/12
Ordinary income (including any short-term capital gains)	$52,285,367

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/12
Cost of investments	$2,211,750,742
Gross appreciation	101,528,307
Gross depreciation	(3,769,495)
Net unrealized appreciation (depreciation)	$97,758,812

As of 2/29/12
Undistributed ordinary income	7,125,072
Undistributed long-term capital gain	8,070,281
Other temporary differences	(5,402,987)
Net unrealized appreciation (depreciation)	85,794,012

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

30

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/12	Year ended 2/29/12	Six months ended 8/31/12	Year ended 2/29/12
Class A	$12,741,013	$26,706,371	$4,419,398	$—
Class B	440,438	1,008,331	216,076	—
Class C	1,058,125	2,234,815	520,156	—
Class I	6,227,318	14,786,741	2,769,801	—
Class R1	71,189	151,598	33,904	—
Class R2	2,076,840	3,778,589	801,446	—
Class R3	1,461,038	2,448,948	516,221	—
Class R4	702,623	1,169,974	244,415	—
Class R5 (i)	2,468,989	—	—	—
Total	$27,247,573	$52,285,367	$9,521,417	$—

(i)	For the period from the class’ inception, July 2, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $177,956 for the six months ended August 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,223,256
Class B	0.75%	0.25%	1.00%	1.00%	237,173
Class C	0.75%	0.25%	1.00%	1.00%	569,619
Class R1	0.75%	0.25%	1.00%	1.00%	38,297
Class R2	0.25%	0.25%	0.50%	0.50%	440,912
Class R3	—	0.25%	0.25%	0.25%	140,258
Total Distribution and Service Fees					$2,649,515

31

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2012, were as follows:

Amount
Class A	$6,925
Class B	40,939
Class C	10,826

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2012, the fee was $325,678, which equated to 0.0311% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended August 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $894,567.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended August 31, 2012, these costs for the fund amounted to $244,858 and are reflected in the “Shareholder servicing costs” on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2012 was equivalent to an annual effective rate of 0.0149% of the fund’s average daily net assets.

32

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,481 and the Retirement Deferral plan resulted in an expense of $615. Both amounts are included in independent Trustees’ compensation for the six months ended August 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $70,753 at August 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended August 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $10,218 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,093, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

33

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$737,151,753	$421,625,925
Investments (non-U.S. Government securities)	$69,973,034	$30,986,476

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/12		Year ended 2/29/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	10,594,139	$111,658,858	25,550,792	$266,477,303
Class B	729,625	7,679,154	1,140,672	11,895,317
Class C	1,637,200	17,287,444	3,801,616	39,819,353
Class I	6,197,678	65,355,563	14,668,623	152,989,083
Class R1	99,390	1,046,215	315,425	3,287,027
Class R2	2,671,993	28,094,189	7,049,493	73,270,147
Class R3	2,154,902	22,686,216	5,732,513	59,767,495
Class R4	1,378,359	14,522,356	3,870,673	40,296,186
Class R5 (i)	56,553,248	597,148,683	—	—
	82,016,534	$865,478,678	62,129,807	$647,801,911

Shares issued to shareholders in reinvestment of distributions
Class A	1,190,718	$12,568,189	1,849,457	$19,243,720
Class B	54,238	571,692	80,675	837,638
Class C	108,080	1,143,299	139,019	1,449,343
Class I	784,341	8,268,749	1,366,817	14,226,652
Class R1	9,931	104,720	14,495	150,646
Class R2	254,362	2,682,139	329,937	3,433,554
Class R3	187,307	1,976,602	234,603	2,444,983
Class R4	74,750	788,903	100,109	1,044,017
Class R5 (i)	233,409	2,468,989	—	—
	2,897,136	$30,573,282	4,115,112	$42,830,553

Shares reacquired
Class A	(13,448,653)	$(141,957,439)	(24,703,093)	$(256,721,654)
Class B	(675,857)	(7,115,856)	(2,090,450)	(21,594,046)
Class C	(1,950,786)	(20,613,380)	(4,221,833)	(43,755,041)
Class I	(56,159,717)	(593,550,307)	(5,608,475)	(58,567,892)
Class R1	(161,911)	(1,706,320)	(293,501)	(3,037,095)
Class R2	(2,150,391)	(22,656,068)	(3,581,347)	(37,219,533)
Class R3	(1,730,394)	(18,249,180)	(2,815,966)	(29,235,485)
Class R4	(2,216,268)	(23,356,467)	(1,743,740)	(18,098,683)
Class R5 (i)	(88,265)	(985,651)	—	—
	(78,582,242)	$(830,190,668)	(45,058,405)	$(468,229,429)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/12		Year ended 2/29/12
	Shares	Amount	Shares	Amount
Net change
Class A	(1,663,796)	$(17,730,392)	2,697,156	$28,999,369
Class B	108,006	1,134,990	(869,103)	(8,861,091)
Class C	(205,506)	(2,182,637)	(281,198)	(2,486,345)
Class I	(49,177,698)	(519,925,995)	10,426,965	108,647,843
Class R1	(52,590)	(555,385)	36,419	400,578
Class R2	775,964	8,120,260	3,798,083	39,484,168
Class R3	611,815	6,413,638	3,151,150	32,976,993
Class R4	(763,159)	(8,045,208)	2,227,042	23,241,520
Class R5 (i)	56,698,392	598,632,021	—	—
	6,331,428	$65,861,292	21,186,514	$222,403,035

(i)	For the period from the class’ inception, July 2, 2012, through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and the MFS Conservative Allocation Fund were the owners of record of approximately 17% and 9%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, and the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2012, the fund’s commitment fee and interest expense were $6,921 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	116,572,471	461,210,075	(355,615,835)	222,166,711

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$77,705	$222,166,711

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

37

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

38

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was approximately at the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other

39

Board Review of Investment Advisory Agreement – continued

factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

40

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

August 31, 2012

MFS® GLOBAL REAL ESTATE FUND

GRE-SEM

MFS® GLOBAL REAL ESTATE FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets continue to face a number of major economic and political challenges. While the European debt crisis has deepened and spread, there appears to be scope for improvement given the European Central Bank’s willingness to backstop troubled sovereigns. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year- end. At the same time, global consumer and producer confidence has fallen sharply. And a search for safe havens by nervous investors has driven down yields on highly rated government bonds, including those issued by Germany and the United States, to multi-decade lows.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the

Fed extended its quantitative easing program, leaving little expectation that the bank will add further money to the system. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio Structure

Top ten holdings
Simon Property Group, Inc., REIT	5.4%
Public Storage, Inc., REIT	3.7%
Westfield Group, REIT	3.3%
Mitsui Fudosan Co. Ltd.	3.3%
Link, REIT	3.0%
Mitsubishi Estate Co. Ltd.	2.7%
Stockland, IEU	2.7%
Unibail-Rodamco	2.5%
Primaris Retail, REIT	2.5%
Vornado Realty Trust, REIT	2.5%

Equity industry
Real Estate	95.8%

Issuer country weightings (x)
United States	51.6%
Japan	9.9%
Australia	8.7%
Hong Kong	8.4%
United Kingdom	6.7%
Singapore	2.9%
France	2.5%
Canada	2.5%
Austria	2.4%
Other Countries	4.4%

Currency exposure weightings (y)
United States Dollar	51.6%
Japanese Yen	9.9%
Australian Dollar	8.7%
Hong Kong Dollar	8.4%
Euro	8.3%
British Pound Sterling	6.7%
Singapore Dollar	2.9%
Canadian Dollar	2.5%
Brazilian Real	1.0%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 8/31/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2012 through August 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/12	Ending Account Value 8/31/12	Expenses Paid During Period (p) 3/01/12-8/31/12
A	Actual	1.23%	$1,000.00	$1,068.76	$6.41
	Hypothetical (h)	1.23%	$1,000.00	$1,019.00	$6.26
I	Actual	0.98%	$1,000.00	$1,069.90	$5.11
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
R5	Actual	0.98%	$1,000.00	$1,034.93	$1.67	(i)
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.8%
Issuer	Shares/Par	Value ($)

Real Estate - 95.8%
Advance Residence Investment Corp., REIT	1,163	$2,346,599
Alexandria Real Estate Equities, Inc., REIT	54,328	4,014,839
Ascendas India Trust	2,941,000	1,840,337
Atrium European Real Estate Ltd.	1,266,340	6,211,929
AvalonBay Communities, Inc., REIT	40,550	5,738,636
Beni Stabili S.p.A.	3,711,173	1,640,771
Big Yellow Group PLC, REIT	1,196,210	5,766,588
BioMed Realty Trust, Inc., REIT	269,723	4,997,967
Boston Properties, Inc., REIT	49,303	5,528,345
BR Malls Participacoes S.A.	203,471	2,535,995
British Land Co. PLC, REIT	685,276	5,870,387
CFS Retail Property Trust Group, REIT	2,268,643	4,498,209
Corio N.V., REIT	67,978	2,894,267
Corporate Office Properties Trust, REIT	55,650	1,244,334
Cousins Properties, Inc., REIT	153,947	1,230,037
CubeSmart, REIT	98,880	1,275,552
DDR Corp., REIT	169,190	2,575,072
Derwent London PLC, REIT	71,700	2,182,484
Digital Realty Trust, Inc., REIT	34,211	2,549,062
Douglas Emmett, Inc., REIT	52,256	1,253,622
DuPont Fabros Technology, Inc., REIT	44,001	1,212,668
EastGroup Properties, Inc., REIT	84,200	4,513,120
Entertainment Properties Trust, REIT	52,865	2,410,115
Equity Lifestyle Properties, Inc., REIT	50,556	3,476,231
Excel Trust, Inc. REIT	50,780	596,157
Federal Realty Investment Trust, REIT	30,895	3,333,880
Global Logistic Properties Ltd.	2,886,901	5,498,545
GSW Immobilien AG	71,045	2,532,474
Hammerson PLC, REIT	193,400	1,403,403
Hang Lung Properties Ltd.	1,005,256	3,445,928
Henderson Land Development Co. Ltd.	328,269	2,024,737
Home Properties, Inc., REIT	65,433	4,177,897
Host Hotels & Resorts, Inc., REIT	271,496	4,153,889
Kenedix Realty Investment Corp., REIT	688	2,264,442
Link, REIT	1,693,405	7,554,434
Macquarie Goodman Group, REIT	522,140	2,162,196
Medical Properties Trust, Inc., REIT	515,523	5,315,042
Mid-America Apartment Communities, Inc., REIT	76,521	5,203,428
Mitsubishi Estate Co. Ltd.	391,135	6,904,657

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Mitsui Fudosan Co. Ltd.	451,274	$8,424,706
National Health Investors, Inc., REIT	11,800	616,432
National Retail Properties, Inc., REIT	124,770	3,875,356
Nippon Building Fund, Inc., REIT	229	2,319,641
NTT Urban Development Corp.	4,049	3,080,130
Plum Creek Timber Co. Inc., REIT	91,094	3,728,478
Potlatch Corp., REIT	36,060	1,300,324
Primaris Retail, REIT	266,345	6,444,157
Prologis, Inc., REIT	109,610	3,745,374
Public Storage, Inc., REIT	64,802	9,432,579
Retail Opportunity Investment Corp., REIT	50,240	631,517
SEGRO PLC, REIT	505,117	1,856,747
Simon Property Group, Inc., REIT	87,449	13,878,156
Stockland, IEU	2,086,445	6,871,640
Sun Hung Kai Properties Ltd.	402,231	5,228,742
TAG Immobilien AG	149,520	1,425,354
Tanger Factory Outlet Centers, Inc., REIT	117,412	3,939,173
Unibail-Rodamco	31,632	6,451,418
Ventas, Inc., REIT	82,643	5,412,290
Vornado Realty Trust, REIT	78,943	6,407,803
Westfield Group, REIT	831,531	8,513,641
Weyerhaeuser Co., REIT	134,989	3,362,576
Wharf Holdings Ltd.	491,596	3,037,683
Total Common Stocks (Identified Cost, $182,640,721)		$244,362,192

Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	8,320,322	$8,320,322
Total Investments (Identified Cost, $190,961,043)		$252,682,514

Other Assets, Less Liabilities - 0.9%		2,378,707
Net Assets - 100.0%		$255,061,221

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $182,640,721)	$244,362,192
Underlying affiliated funds, at cost and value	8,320,322
Total investments, at value (identified cost, $190,961,043)	$252,682,514
Foreign currency, at value (identified cost, $448,409)	450,056
Receivables for
Investments sold	1,295,581
Fund shares sold	540,577
Interest and dividends	257,161
Other assets	582
Total assets	$255,226,471
Liabilities
Payable for fund shares reacquired	$113,118
Payable to affiliates
Investment adviser	12,798
Shareholder servicing costs	35
Distribution and service fees	3
Payable for independent Trustees’ compensation	15
Accrued expenses and other liabilities	39,281
Total liabilities	$165,250
Net assets	$255,061,221
Net assets consist of
Paid-in capital	$197,968,695
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	61,724,638
Accumulated distributions in excess of net realized gain on investments and foreign currency	(7,778,975)
Undistributed net investment income	3,146,863
Net assets	$255,061,221
Shares of beneficial interest outstanding	17,941,611

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$247,847	17,458	$14.20
Class I	103,497	7,280	14.22
Class R5	254,709,877	17,916,873	14.22

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.07 [100 / 94.25 x $14.20]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares. Redemption price per share was equal to the net asset value per share for Classes I and R5.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$4,563,826
Dividends from underlying affiliated funds	2,571
Foreign taxes withheld	(196,256)
Total investment income	$4,370,141
Expenses
Management fee	$1,122,474
Distribution and service fees	297
Shareholder servicing costs	79
Administrative services fee	23,170
Independent Trustees’ compensation	5,211
Custodian fee	29,441
Shareholder communications	3,084
Audit and tax fees	26,104
Legal fees	1,716
Miscellaneous	12,155
Total expenses	$1,223,731
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(608)
Net expenses	$1,223,122
Net investment income	$3,147,019
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$3,101,499
Foreign currency	(11,293)
Net realized gain (loss) on investments and foreign currency	$3,090,206
Change in unrealized appreciation (depreciation)
Investments	$10,214,223
Translation of assets and liabilities in foreign currencies	(2,119)
Net unrealized gain (loss) on investments and foreign currency translation	$10,212,104
Net realized and unrealized gain (loss) on investments and foreign currency	$13,302,310
Change in net assets from operations	$16,449,329

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/12 (unaudited)	Year ended 2/29/12
From operations
Net investment income	$3,147,019	$4,331,249
Net realized gain (loss) on investments and foreign currency	3,090,206	8,862,449
Net unrealized gain (loss) on investments and foreign currency translation	10,212,104	(13,181,544)
Change in net assets from operations	$16,449,329	$12,154
Distributions declared to shareholders
From net investment income	$(742,003)	$(5,575,274)
From net realized gain on investments	(3,157,537)	(7,176,979)
Total distributions declared to shareholders	$(3,899,540)	$(12,752,253)
Change in net assets from fund share transactions	$(240,864)	$39,174,069
Total change in net assets	$12,308,925	$26,433,970
Net assets
At beginning of period	242,752,296	216,318,326
At end of period (including undistributed net investment income of $3,146,863 and $741,847, respectively)	$255,061,221	$242,752,296

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class A			2012	2011	2010 (c)

Net asset value, beginning of period	$13.51		$14.57	$14.02	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.23	$0.49	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		(0.55)	2.46	8.68
Total from investment operations	$0.89		$(0.32)	$2.95	$9.10
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.30)	$(0.77)	$(2.00)
From net realized gain on investments	(0.17)		(0.44)	(1.63)	(3.08)
Total distributions declared to shareholders	$(0.20)		$(0.74)	$(2.40)	$(5.08)
Net asset value, end of period (x)	$14.20		$13.51	$14.57	$14.02
Total return (%) (r)(s)(t)(x)	6.80	(n)	(1.81)	23.61	91.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.24	1.25	1.28	(a)
Expenses after expense reductions (f)	1.23	(a)	1.24	1.25	1.28	(a)
Net investment income	2.26	(a)	1.74	3.45	2.89	(a)
Portfolio turnover	20	(n)	37	33	91
Net assets at end of period (000 omitted)	$248		$232	$236	$191

See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 8/31/12 (unaudited)		Years ended 2/29, 2/28
Class I			2012	2011	2010 (c)

Net asset value, beginning of period	$13.52		$14.58	$14.03	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.27	$0.54	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		(0.56)	2.45	8.67
Total from investment operations	$0.91		$(0.29)	$2.99	$9.14
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.33)	$(0.81)	$(2.03)
From net realized gain on investments	(0.17)		(0.44)	(1.63)	(3.08)
Total distributions declared to shareholders	$(0.21)		$(0.77)	$(2.44)	$(5.11)
Net asset value, end of period (x)	$14.22		$13.52	$14.58	$14.03
Total return (%) (r)(s)(x)	6.91	(n)	(1.54)	23.89	91.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.99	1.00	1.03	(a)
Expenses after expense reductions (f)	0.98	(a)	0.99	1.00	1.03	(a)
Net investment income	3.24	(a)	1.98	3.77	3.22	(a)
Portfolio turnover	20	(n)	37	33	91
Net assets at end of period (000 omitted)	$103		$242,520	$216,082	$164,347

See Notes to Financial Statements

11

Financial Highlights – continued

Class R5	Period ended 8/31/12 (i)
	(unaudited)
Net asset value, beginning of period	$13.74
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.46
Total from investment operations	$0.48
Net asset value, end of period (x)	$14.22
Total return (%) (r)(s)(x)	3.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)
Expenses after expense reductions (f)	0.98	(a)
Net investment income	0.83	(a)
Portfolio turnover	20	(n)
Net assets at end of period (000 omitted)	$254,710

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 11, 2009, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, July 2, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Real Estate Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the

13

Notes to Financial Statements (unaudited) – continued

last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

14

Notes to Financial Statements (unaudited) – continued

an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$121,129,950	$—	$—	$121,129,950
Japan	—	25,340,175	—	25,340,175
Australia	8,513,641	13,532,045	—	22,045,686
Honk Kong	7,554,434	13,737,090	—	21,291,524
United Kingdom	17,079,609	—	—	17,079,609
Singapore	1,840,337	5,498,545	—	7,338,882
France	6,451,418	—	—	6,451,418
Canada	6,444,157	—	—	6,444,157
Austria	6,211,929	—	—	6,211,929
Other Countries	11,028,862	—	—	11,028,862
Mutual Funds	8,320,322	—	—	8,320,322
Total Investments	$194,574,659	$58,107,855	$—	$252,682,514

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,451,375 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $8,513,641 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

15

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment company adjustments and wash sale loss deferrals.

16

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/29/12
Ordinary income (including any short-term capital gains)	$6,802,871
Long-term capital gains	5,949,382
Total distributions	$12,752,253

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/12
Cost of investments	$201,829,561
Gross appreciation	53,773,472
Gross depreciation	(2,920,519)
Net unrealized appreciation (depreciation)	$50,852,953

As of 2/29/12
Undistributed ordinary income	2,484,428
Undistributed long-term capital gain	1,414,293
Other temporary differences	5,286
Net unrealized appreciation (depreciation)	40,638,730

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/12	Year ended 2/29/12	Six months ended 8/31/12	Year ended 2/29/12
Class A	$601	$4,914	$2,946	$7,172
Class I	741,402	5,570,360	3,154,591	7,169,807
Total	$742,003	$5,575,274	$3,157,537	$7,176,979

17

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

The management fee incurred for the six months ended August 31, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the six months ended August 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$297

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. There were no contingent deferred sales charges imposed during the six months ended August 31, 2012.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended August 31, 2012, these costs amounted to $79. The fund may also pay shareholder servicing related costs to non-related parties.

18

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2012 was equivalent to an annual effective rate of 0.0186% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended August 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,226 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $608, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On June 29, 2012, MFS purchased 7,278 shares of Class R5 for an aggregate amount of $100,000. At August 31, 2012, MFS was the sole shareholder of both Class A and Class I.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, and short-term obligations, aggregated $48,970,557 and $55,158,101, respectively.

19

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/12		Year ended 2/29/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	—	$13	—	$—
Class I	696,721	9,351,207	2,875,159	36,891,209
Class R5 (i)	18,238,805	251,805,481	—	—
	18,935,526	$261,156,701	2,875,159	$36,891,209

Shares issued to shareholders in reinvestment of distributions
Class A	276	$3,547	957	$ 12,086
Class I	303,190	3,895,993	1,014,347	12,740,167
	303,466	$3,899,540	1,015,304	$12,752,253

Shares reacquired
Class I	(18,934,608)	$(260,810,383)	(771,970)	$(10,469,393)
Class R5 (i)	(321,932)	(4,486,722)	—	—
	(19,256,540)	$(265,297,105)	(771,970)	$(10,469,393)

Net change
Class A	276	$ 3,560	957	$ 12,086
Class I	(17,934,697)	(247,563,183)	3,117,536	39,161,983
Class R5 (i)	17,916,873	247,318,759	—	—
	(17,548)	$(240,864)	3,118,493	$39,174,069

(i)	For the period from the class’ inception, July 2, 2012, through the stated period end.

Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares were not available for sale during the period. During the period, the fund’s Class I and Class R5 shares were available for sale only to funds distributed by MFD that invest primarily in shares of other MFS funds (“MFS fund-of-funds”). Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2020 Fund were the owners of record of approximately 36%, 28%, 22%, 8%, 2%, 1%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2050 Fund, MFS Lifetime 2010 Fund, and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

20

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2012, the fund’s commitment fee and interest expense were $808 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,523,158	41,384,127	(38,586,962)	8,320,322

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,571	$8,320,322

21

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

Effective May 1, 2011, the Board of Trustees terminated the Fund’s subadvisory investment agreement among MFS Series Trust XIII, on behalf of the Fund, MFS and Sun Capital Advisers LLC (“Sun Capital”) and MFS assumed responsibility for day-to-day management of the Fund. The Sun Capital portfolio manager who was responsible for the day-to-day management of the Fund became an employee of MFS on or about May 1, 2011 and continues to manage the Fund.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the

22

Board Review of Investment Advisory Agreement – continued

MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the results of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2011. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on March 11, 2009 and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s

23

Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s effective advisory fee rate was higher than the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate is subject to contractual breakpoints that reduce the Fund’s advisory fee rate schedule on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

24

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

25

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

26

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

August 31, 2012

MFS® NEW DISCOVERY VALUE FUND

NDV-SEM

MFS® NEW DISCOVERY VALUE FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets continue to face a number of major economic and political challenges. While the European debt crisis has deepened and spread, there appears to be scope for improvement given the European Central Bank’s willingness to backstop troubled sovereigns. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year- end. At the same time, global consumer and producer confidence has fallen sharply. And a search for safe havens by nervous investors has driven down yields on highly rated government bonds, including those issued by Germany and the United States, to multi-decade lows.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the

Fed extended its quantitative easing program, leaving little expectation that the bank will add further money to the system. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Hanesbrands, Inc.	1.5%
CAI International, Inc.	1.5%
Huntington Bancshares, Inc.	1.3%
Children’s Place Retail Store, Inc.	1.3%
Cinemark Holdings, Inc.	1.3%
OBIC Co. Ltd.	1.2%
Foster Wheeler AG	1.2%
Cathay General Bancorp, Inc.	1.2%
Herman Miller, Inc.	1.2%
BioMed Realty Trust, Inc., REIT	1.2%

Equity sectors
Financial Services	26.0%
Technology	10.5%
Industrial Goods & Services	10.4%
Health Care	7.4%
Retailing	7.1%
Special Products & Services	6.0%
Energy	5.7%
Utilities & Communications	5.0%
Basic Materials	5.0%
Leisure	4.6%
Autos & Housing	2.6%
Transportation	2.4%
Consumer Staples	2.1%

Percentages are based on net assets as of 8/31/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2012 through August 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio		Beginning Account Value 3/01/12	Ending Account Value 8/31/12	Expenses Paid During Period (p) 3/01/12-8/31/12
A	Actual	1.28%		$1,000.00	$1,004.65	$6.47
	Hypothetical (h)	1.28%		$1,000.00	$1,018.75	$6.51
B	Actual	2.03%		$1,000.00	$1,001.69	$10.24
	Hypothetical (h)	2.03%		$1,000.00	$1,014.97	$10.31
C	Actual	2.04%		$1,000.00	$1,000.72	$10.29
	Hypothetical (h)	2.04%		$1,000.00	$1,014.92	$10.36
I	Actual	1.02%		$1,000.00	$1,005.61	$5.16
	Hypothetical (h)	1.02%		$1,000.00	$1,020.06	$5.19
R1	Actual	2.03%		$1,000.00	$1,000.72	$10.24
	Hypothetical (h)	2.03%		$1,000.00	$1,014.97	$10.31
R2	Actual	1.53%		$1,000.00	$1,003.65	$7.73
	Hypothetical (h)	1.53%		$1,000.00	$1,017.49	$7.78
R3	Actual	1.28%		$1,000.00	$1,004.64	$6.47
	Hypothetical (h)	1.28%		$1,000.00	$1,018.75	$6.51
R4	Actual	1.03%		$1,000.00	$1,006.61	$5.21
	Hypothetical (h)	1.03%		$1,000.00	$1,020.01	$5.24
R5	Actual	1.05%	(s)	$1,000.00	$1,003.00	$1.76	(i)
	Hypothetical (h)	1.05%		$1,000.00	$1,019.91	$5.35

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
(s)	The annualized expense ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level expenses at such time.

4

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 94.8%
Issuer	Shares/Par	Value ($)

Aerospace - 0.9%
Kaman Corp.	48,750	$1,599,000

Apparel Manufacturers - 2.4%
Guess?, Inc.	61,650	$1,606,598
Hanesbrands, Inc. (a)	83,417	2,705,213

		$4,311,811
Broadcasting - 0.6%
Stroer Out-of-Home Media AG (a)	100,910	$977,319

Brokerage & Asset Managers - 2.2%
FXCM, Inc. “A”	160,220	$1,403,527
GFI Group, Inc.	380,414	1,065,159
NASDAQ OMX Group, Inc.	64,746	1,480,741

		$3,949,427
Business Services - 5.0%
Dun & Bradstreet Corp.	13,785	$1,115,896
FleetCor Technologies, Inc. (a)	41,168	1,777,634
G&K Services, Inc.	42,499	1,333,194
Global Payments, Inc.	40,160	1,672,664
Performant Financial Corp. (a)	125,040	1,356,684
Portfolio Recovery Associates, Inc. (a)	15,930	1,598,576

		$8,854,648
Chemicals - 0.5%
Cabot Corp.	24,530	$854,380

Computer Software - 1.2%
OBIC Co. Ltd.	10,280	$2,167,578

Computer Software - Systems - 2.0%
Ingram Micro, Inc., “A” (a)	101,729	$1,553,402
Mitek Systems, Inc. (a)	78,990	358,615
NICE Systems Ltd., ADR (a)	51,659	1,615,894

		$3,527,911

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 2.6%
Beacon Roofing Supply, Inc. (a)	63,777	$1,794,685
Lennox International, Inc.	37,382	1,776,019
M/I Homes, Inc. (a)	52,008	1,003,754

		$4,574,458
Consumer Products - 1.1%
Sensient Technologies Corp.	55,780	$1,999,713

Consumer Services - 1.0%
H&R Block, Inc.	101,395	$1,679,101

Containers - 1.1%
Greif, Inc., “A”	44,616	$1,985,412

Electronics - 6.8%
CEVA, Inc. (a)	95,280	$1,535,914
Entegris, Inc. (a)	120,910	1,062,799
Entropic Communications, Inc. (a)	207,608	1,127,311
Intermec, Inc. (a)	256,796	1,520,232
M/A-COM Technology Solutions Holdings, Inc. (a)	145,810	1,679,731
MaxLinear, Inc., “A” (a)	270,967	1,547,222
Oclaro, Inc. (a)	241,388	620,367
Ultratech, Inc. (a)	42,780	1,410,884
Veeco Instruments, Inc. (a)	44,203	1,516,163

		$12,020,623
Energy - Independent - 5.7%
Berry Petroleum Corp., “A”	51,037	$1,880,203
Energy XXI (Bermuda) Ltd.	28,482	936,773
EPL Oil & Gas, Inc. (a)	110,651	1,905,410
Lone Pine Resources, Inc. (a)	205,480	267,124
Resolute Energy Corp. (a)	168,100	1,519,624
SM Energy Co.	36,760	1,736,175
WPX Energy, Inc. (a)	121,450	1,894,620

		$10,139,929
Engineering - Construction - 1.2%
Foster Wheeler AG (a)	96,795	$2,119,811

Entertainment - 1.3%
Cinemark Holdings, Inc.	96,175	$2,252,419

Gaming & Lodging - 0.8%
WMS Industries, Inc. (a)	84,525	$1,346,483

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - 1.8%
Centene Corp. (a)	43,490	$1,766,129
Molina Healthcare, Inc. (a)	57,670	1,397,921

		$3,164,050
Insurance - 7.0%
Allied World Assurance Co.	21,973	$1,725,540
Alterra Capital Holdings Ltd.	89,160	2,048,005
Aspen Insurance Holdings Ltd.	60,809	1,768,326
Everest Re Group Ltd.	17,872	1,852,612
Hanover Insurance Group, Inc.	54,440	1,942,964
Symetra Financial Corp.	127,029	1,552,294
Willis Group Holdings PLC	37,530	1,400,620

		$12,290,361
Internet - 0.5%
Dice Holdings, Inc. (a)	106,140	$846,997

Leisure & Toys - 1.9%
Brunswick Corp.	69,570	$1,648,113
Callaway Golf Co.	308,131	1,771,753

		$3,419,866
Machinery & Tools - 7.2%
Altra Holdings, Inc.	77,600	$1,428,616
Columbus McKinnon Corp. (a)	110,390	1,635,980
Douglas Dynamics, Inc.	135,295	1,896,836
EnPro Industries, Inc. (a)	32,810	1,231,687
Herman Miller, Inc.	106,175	2,076,783
Kennametal, Inc.	50,990	1,878,472
Polypore International, Inc. (a)	50,680	1,643,046
Regal Beloit Corp.	12,790	870,487

		$12,661,907
Major Banks - 1.3%
Huntington Bancshares, Inc.	357,470	$2,359,302

Medical & Health Technology & Services - 4.5%
Almost Family, Inc. (a)	80,615	$1,779,979
Community Health Systems, Inc. (a)	49,032	1,325,825
Cross Country Healthcare, Inc. (a)	305,841	1,238,656
Health Management Associates, Inc., “A” (a)	251,640	1,927,562
MEDNAX, Inc. (a)	23,540	1,630,851

		$7,902,873

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 1.1%
Teleflex, Inc.	30,753	$2,030,621

Metals & Mining - 1.0%
TMS International Corp., “A” (a)	172,870	$1,740,801

Natural Gas - Distribution - 3.0%
AGL Resources, Inc.	41,777	$1,656,458
NorthWestern Corp.	47,480	1,737,768
UGI Corp.	63,621	1,939,168

		$5,333,394
Other Banks & Diversified Financials - 10.2%
Berkshire Hills Bancorp, Inc.	59,830	$1,331,218
Brookline Bancorp, Inc.	214,025	1,817,072
CAI International, Inc. (a)	132,040	2,623,635
CapitalSource, Inc.	282,628	1,958,612
Cathay General Bancorp, Inc.	128,136	2,097,586
First Interstate BancSystem, Inc.	94,110	1,345,773
Glacier Bancorp, Inc.	120,670	1,859,525
Regional Management Corp. (a)	79,160	1,329,096
Sandy Spring Bancorp, Inc.	96,388	1,767,756
ViewPoint Financial Group	100,738	1,856,601

		$17,986,874
Pollution Control - 1.1%
Progressive Waste Solutions Ltd.	93,876	$1,861,561

Railroad & Shipping - 0.7%
Diana Shipping, Inc. (a)	182,304	$1,205,029

Real Estate - 5.3%
BioMed Realty Trust, Inc., REIT	111,990	$2,075,175
Capstead Mortgage Corp., REIT	130,292	1,868,387
Entertainment Properties Trust, REIT	42,208	1,924,263
Hatteras Financial Corp., REIT	62,210	1,803,468
Select Income REIT	68,680	1,703,951

		$9,375,244
Specialty Chemicals - 2.4%
A. Schulman, Inc.	41,512	$1,008,326
Ferro Corp. (a)	292,840	960,515
Koppers Holdings, Inc.	40,746	1,320,578
Quaker Chemical Corp.	18,670	878,424

		$4,167,843

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 4.7%
American Eagle Outfitters, Inc.	27,984	$622,364
Children’s Place Retail Store, Inc. (a)	40,250	2,291,835
Destination Maternity Corp.	88,303	1,620,360
Gordmans Stores, Inc. (a)	53,972	948,828
hhgregg, Inc. (a)	91,258	647,019
Kirkland’s, Inc. (a)	67,980	659,406
rue21, Inc. (a)	56,160	1,589,890

		$8,379,702
Tobacco - 1.0%
Schweitzer-Mauduit International, Inc.	55,580	$1,794,122

Trucking - 1.7%
Celadon Group, Inc.	60,080	$991,921
Landstar System, Inc.	22,684	1,072,273
Marten Transport Ltd.	50,460	890,114

		$2,954,308
Utilities - Electric Power - 2.0%
El Paso Electric Co.	52,290	$1,730,276
Great Plains Energy, Inc.	85,837	1,830,045

		$3,560,321
Total Common Stocks (Identified Cost, $169,331,424)		$167,395,199

Money Market Funds - 5.8%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	10,313,569	$10,313,569
Total Investments (Identified Cost, $179,644,993)		$177,708,768

Other Assets, Less Liabilities - (0.6)%		(1,109,283)
Net Assets - 100.0%		$176,599,485

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $169,331,424)	$167,395,199
Underlying affiliated funds, at cost and value	10,313,569
Total investments, at value (identified cost, $179,644,993)	$177,708,768
Receivables for
Investments sold	1,335,793
Fund shares sold	309,611
Dividends	166,559
Other assets	60,954
Total assets	$179,581,685
Liabilities
Payables for
Investments purchased	$2,843,403
Fund shares reacquired	103,759
Payable to affiliates
Investment adviser	8,895
Shareholder servicing costs	60
Distribution and service fees	80
Payable for independent Trustees’ compensation	15
Accrued expenses and other liabilities	25,988
Total liabilities	$2,982,200
Net assets	$176,599,485
Net assets consist of
Paid-in capital	$171,898,130
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,936,229)
Accumulated net realized gain (loss) on investments and foreign currency	6,021,912
Undistributed net investment income	615,672
Net assets	$176,599,485
Shares of beneficial interest outstanding	17,439,794

10

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,248,382	222,593	$10.10
Class B	212,470	21,163	10.04
Class C	496,280	49,453	10.04
Class I	1,038,920	102,606	10.13
Class R1	102,758	10,233	10.04
Class R2	110,955	10,991	10.10
Class R3	103,741	10,259	10.11
Class R4	104,071	10,274	10.13
Class R5	172,181,908	17,002,222	10.13

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.72 [100 / 94.25 x $10.10]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,555,559
Interest	2,977
Dividends from underlying affiliated funds	5,390
Foreign taxes withheld	(4,131)
Total investment income	$1,559,795
Expenses
Management fee	$771,871
Distribution and service fees	6,946
Shareholder servicing costs	1,814
Administrative services fee	17,554
Independent Trustees’ compensation	2,690
Custodian fee	12,860
Shareholder communications	3,130
Audit and tax fees	18,459
Legal fees	931
Miscellaneous	52,665
Total expenses	$888,920
Fees paid indirectly	(8)
Reduction of expenses by investment adviser	(418)
Net expenses	$888,494
Net investment income	$671,301
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$5,789,271
Swap agreements	462,053
Foreign currency	2,032
Net realized gain (loss) on investments and foreign currency	$6,253,356
Change in unrealized appreciation (depreciation)
Investments	$(5,703,415)
Swap agreements	842
Translation of assets and liabilities in foreign currencies	(4)
Net unrealized gain (loss) on investments and foreign currency translation	$(5,702,577)
Net realized and unrealized gain (loss) on investments and foreign currency	$550,779
Change in net assets from operations	$1,222,080

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 8/31/12	Period ended 2/29/12 (c)
Change in net assets	(unaudited)
From operations
Net investment income	$671,301	$502,426
Net realized gain (loss) on investments and foreign currency	6,253,356	3,556,656
Net unrealized gain (loss) on investments and foreign currency translation	(5,702,577)	3,766,348
Change in net assets from operations	$1,222,080	$7,825,430
Distributions declared to shareholders
From net investment income	$—	$(604,075)
From net realized gain on investments	(3,505,558)	(232,152)
Total distributions declared to shareholders	$(3,505,558)	$(836,227)
Change in net assets from fund share transactions	$12,630,479	$159,263,281
Total change in net assets	$10,347,001	$166,252,484
Net assets
At beginning of period	166,252,484	—
At end of period (including undistributed net investment income of $615,672 and accumulated distributions in excess of net investment income of $55,629, respectively)	$176,599,485	$166,252,484

(c)	For the period from the commencement of the fund’s investment operations, May 26, 2011, through the stated period end.

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 8/31/12		Period ended 2/29/12 (c)
	(unaudited)
Net asset value, beginning of period	$10.27		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.02		0.30
Total from investment operations	$0.04		$0.31
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
From net realized gain on investments	(0.21)		(0.01)
Total distributions declared to shareholders	$(0.21)		$(0.04)
Net asset value, end of period (x)	$10.10		$10.27
Total return (%) (r)(s)(t)(x)	0.46	(n)	3.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.25	(a)
Expenses after expense reductions (f)	1.28	(a)	1.25	(a)
Net investment income	0.43	(a)(l)	0.17	(a)
Portfolio turnover	39	(n)	56	(n)
Net assets at end of period (000 omitted)	$2,248		$1,872

See Notes to Financial Statements

14

Financial Highlights – continued

Class B	Six months ended 8/31/12		Period ended 2/29/12 (c)
	(unaudited)
Net asset value, beginning of period	$10.24		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.02		0.29
Total from investment operations	$0.01		$0.25
Less distributions declared to shareholders
From net realized gain on investments	$(0.21)		$(0.01)
Net asset value, end of period (x)	$10.04		$10.24
Total return (%) (r)(s)(t)(x)	0.17	(n)	2.56	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.01	(a)
Expenses after expense reductions (f)	2.03	(a)	2.01	(a)
Net investment loss	(0.25	)(a)(l)	(0.57	)(a)
Portfolio turnover	39	(n)	56	(n)
Net assets at end of period (000 omitted)	$212		$200

Class C	Six months ended 8/31/12		Period ended 2/29/12 (c)
	(unaudited)
Net asset value, beginning of period	$10.24		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		0.29
Total from investment operations	$0.01		$0.25
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)
From net realized gain on investments	(0.21)		(0.01)
Total distributions declared to shareholders	$(0.21)		$(0.01)
Net asset value, end of period (x)	$10.04		$10.24
Total return (%) (r)(s)(t)(x)	0.17	(n)	2.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	2.01	(a)
Expenses after expense reductions (f)	2.04	(a)	2.01	(a)
Net investment loss	(0.35	)(a)(l)	(0.53	)(a)
Portfolio turnover	39	(n)	56	(n)
Net assets at end of period (000 omitted)	$496		$182

See Notes to Financial Statements

15

Financial Highlights – continued

Class I	Six months ended 8/31/12		Period ended 2/29/12 (c)
	(unaudited)
Net asset value, beginning of period	$10.28		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	0.30
Total from investment operations	$0.06		$0.33
Less distributions declared to shareholders
From net investment income	$—		$(0.04)
From net realized gain on investments	(0.21)		(0.01)
Total distributions declared to shareholders	$(0.21)		$(0.05)
Net asset value, end of period (x)	$10.13		$10.28
Total return (%) (r)(s)(x)	0.66	(n)	3.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.01	(a)
Expenses after expense reductions (f)	1.02	(a)	1.01	(a)
Net investment income	1.08	(a)(l)	0.47	(a)
Portfolio turnover	39	(n)	56	(n)
Net assets at end of period (000 omitted)	$1,039		$163,585

Class R1	Six months ended 8/31/12		Period ended 2/29/12 (c)
	(unaudited)
Net asset value, beginning of period	$10.25		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.30
Total from investment operations	$—		$0.26
Less distributions declared to shareholders
From net realized gain on investments	$(0.21)		$(0.01)
Net asset value, end of period (x)	$10.04		$10.25
Total return (%) (r)(s)(x)	0.07	(n)	2.66	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.01	(a)
Expenses after expense reductions (f)	2.03	(a)	2.01	(a)
Net investment loss	(0.20	)(a)(l)	(0.56	)(a)
Portfolio turnover	39	(n)	56	(n)
Net assets at end of period (000 omitted)	$103		$103

See Notes to Financial Statements

16

Financial Highlights – continued

Class R2	Six months ended 8/31/12		Period ended 2/29/12 (c)
	(unaudited)
Net asset value, beginning of period	$10.27		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		0.29
Total from investment operations	$0.04		$0.29
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
From net realized gain on investments	(0.21)		(0.01)
Total distributions declared to shareholders	$(0.21)		$(0.02)
Net asset value, end of period (x)	$10.10		$10.27
Total return (%) (r)(s)(x)	0.46	(n)	2.98	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.51	(a)
Expenses after expense reductions (f)	1.53	(a)	1.51	(a)
Net investment income (loss)	0.29	(a)(l)	(0.06	)(a)
Portfolio turnover	39	(n)	56	(n)
Net assets at end of period (000 omitted)	$111		$105

See Notes to Financial Statements

17

Financial Highlights – continued

Class R3	Six months ended 8/31/12		Period ended 2/29/12 (c)
	(unaudited)
Net asset value, beginning of period	$10.28		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.30
Total from investment operations	$0.04		$0.31
Less distributions declared to shareholders
From net investment income	$—		$(0.02)
From net realized gain on investments	(0.21)		(0.01)
Total distributions declared to shareholders	$(0.21)		$(0.03)
Net asset value, end of period (x)	$10.11		$10.28
Total return (%) (r)(s)(x)	0.46	(n)	3.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.26	(a)
Expenses after expense reductions (f)	1.28	(a)	1.26	(a)
Net investment income	0.55	(a)(l)	0.19	(a)
Portfolio turnover	39	(n)	56	(n)
Net assets at end of period (000 omitted)	$104		$103

See Notes to Financial Statements

18

Financial Highlights – continued

Class R4	Six months ended 8/31/12		Period ended 2/29/12 (c)
	(unaudited)
Net asset value, beginning of period	$10.28		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.02		0.30
Total from investment operations	$0.06		$0.33
Less distributions declared to shareholders
From net investment income	$—		$(0.04)
From net realized gain on investments	(0.21)		(0.01)
Total distributions declared to shareholders	$(0.21)		$(0.05)
Net asset value, end of period (x)	$10.13		$10.28
Total return (%) (r)(s)(x)	0.66	(n)	3.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.01	(a)
Expenses after expense reductions (f)	1.03	(a)	1.01	(a)
Net investment income	0.80	(a)(l)	0.44	(a)
Portfolio turnover	39	(n)	56	(n)
Net assets at end of period (000 omitted)	$104		$103

Class R5	Period ended 8/31/12 (i)
	(unaudited)
Net asset value, beginning of period	$10.10
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.03
Total from investment operations	$0.03
Net asset value, end of period (x)	$10.13
Total return (%) (r)(s)(x)	0.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)
Expenses after expense reductions (f)	1.05	(a)
Net investment income	0.11	(a)(l)
Portfolio turnover	39	(n)
Net assets at end of period (000 omitted)	$172,182

See Notes to Financial Statements

19

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 26, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Value Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing

21

Notes to Financial Statements (unaudited) – continued

services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

22

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$159,567,818	$—	$—	$159,567,818
Japan	—	2,167,578	—	2,167,578
Canada	1,861,561	—	—	1,861,561
Israel	1,615,894	—	—	1,615,894
Greece	1,205,029	—	—	1,205,029
Germany	977,319	—	—	977,319
Mutual Funds	10,313,569	—	—	10,313,569
Total Investments	$175,541,190	$2,167,578	$—	$177,708,768

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were swap agreements. At August 31, 2012, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2012 as reported in the Statement of Operations:

Risk	Swap Agreements
Equity	$462,053

23

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2012 as reported in the Statement of Operations:

Risk	Swap Agreements
Equity	$842

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or

24

Notes to Financial Statements (unaudited) – continued

received at the inception of the swap agreement are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into total return swaps which involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. The fund may enter into total return swap agreements on a particular security, or a basket or index of securities, in order to gain exposure to the underlying security or securities.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash

25

Notes to Financial Statements (unaudited) – continued

are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/29/12
Ordinary income (including any short-term capital gains)	$836,227

26

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/12
Cost of investments	$179,889,078
Gross appreciation	12,986,964
Gross depreciation	(15,167,274)
Net unrealized appreciation (depreciation)	$(2,180,310)

As of 2/29/12
Undistributed ordinary income	3,505,303
Late year ordinary loss deferral	(55,629)
Other temporary differences	153
Net unrealized appreciation (depreciation)	3,535,006

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/12	Period ended 2/29/12 (c)	Six months ended 8/31/12	Period ended 2/29/12 (c)
Class A	$—	$3,257	$51,874	$1,501
Class B	—	—	4,668	171
Class C	—	85	6,618	259
Class I	—	600,039	3,433,886	229,659
Class R1	—	—	2,086	140
Class R2	—	99	2,240	142
Class R3	—	230	2,091	140
Class R4	—	365	2,095	140
Total	$—	$604,075	$3,505,558	$232,152

(c)	For the period from the commencement of the fund’s investment operations, May 26, 2011, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.5 billion	0.75%

27

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended August 31, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5
1.45%	2.20%	2.20%	1.20%	2.20%	1.70%	1.45%	1.20%	1.20%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2013. For the six months ended August 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,465 for the six months ended August 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,255
Class B	0.75%	0.25%	1.00%	1.00%	1,094
Class C	0.75%	0.25%	1.00%	1.00%	1,685
Class R1	0.75%	0.25%	1.00%	1.00%	513
Class R2	0.25%	0.25%	0.50%	0.50%	270
Class R3	—	0.25%	0.25%	0.25%	129
Total Distribution and Service Fees					$6,946

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased

28

Notes to Financial Statements (unaudited) – continued

prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the six months ended August 31, 2012.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2012, the fee was $764, which equated to 0.0009% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended August 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,050.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2012 was equivalent to an annual effective rate of 0.0205% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended August 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $839 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $418, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

29

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $73,062,883 and $63,503,254, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/12		Period ended 2/29/12 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	267,934	$2,757,936	242,990	$2,247,490
Class B	7,112	70,778	19,798	194,551
Class C	31,232	314,508	25,318	245,371
Class I	990,818	9,973,067	17,071,139	167,710,202
Class R1	—	—	10,000	100,000
Class R2	577	5,625	10,154	101,250
Class R3	—	—	10,000	100,000
Class R4	—	—	10,000	100,000
Class R5 (i)	17,130,495	173,584,194	—	—
	18,428,168	$186,706,108	17,399,399	$170,798,864

Shares issued to shareholders in reinvestment of distributions
Class A	5,166	$49,901	525	$4,586
Class B	437	4,200	19	164
Class C	689	6,618	39	344
Class I	354,736	3,433,845	94,820	829,674
Class R1	217	2,086	16	140
Class R2	232	2,240	28	241
Class R3	217	2,091	42	370
Class R4	216	2,095	58	505
	361,910	$3,503,076	95,547	$836,024

Shares reacquired
Class A	(232,863)	$(2,323,512)	(61,159)	$(615,710)
Class B	(5,911)	(56,900)	(292)	(2,440)
Class C	(240)	(2,568)	(7,585)	(71,813)
Class I	(17,159,483)	(173,888,844)	(1,249,424)	(11,681,644)
Class R5 (i)	(128,273)	(1,306,881)	—	—
	(17,526,770)	$(177,578,705)	(1,318,460)	$(12,371,607)

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/12		Period ended 2/29/12 (c)
	Shares	Amount	Shares	Amount
Net change
Class A	40,237	$484,325	182,356	$1,636,366
Class B	1,638	18,078	19,525	192,275
Class C	31,681	318,558	17,772	173,902
Class I	(15,813,929)	(160,481,932)	15,916,535	156,858,232
Class R1	217	2,086	10,016	100,140
Class R2	809	7,865	10,182	101,491
Class R3	217	2,091	10,042	100,370
Class R4	216	2,095	10,058	100,505
Class R5 (i)	17,002,222	172,277,313	—	—
	1,263,308	$12,630,479	16,176,486	$159,263,281

(c)	For the period from the commencement of the fund’s investment operations, May 26, 2011, through the stated period end.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime Retirement Income Fund were the owners of record of approximately 35%, 31%, 16%, 11%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund and MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2012, the fund’s commitment fee and interest expense were $438 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,717,269	28,998,575	(25,402,275)	10,313,569

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,390	$10,313,569

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

33

Board Review of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

The Fund commenced operations on May 26, 2011 and has a limited operating history and performance record. As a result, the Trustees did not receive information provided by Lipper Inc. on the investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

34

Board Review of Investment Advisory Agreement – continued

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

35

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2012

*	Print name and title of each signing officer under his or her signature.